As filed with the Securities and Exchange Commission on August 7, 2026
Registration No. 333-292917
811-07798

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.

Form N-6
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 2	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 218	☒

New York Life Ins & Annuity Corp
Var Univ Life Sep Acc I
(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Depositor)
51 Madison Avenue
New York, New York 10010
(Address of Depositor’s Principal Executive Office)
Depositor’s Telephone Number: (212) 576-7000
Mary E. Najem, Esq.
New York Life Insurance and Annuity Corporation
51 Madison Avenue
New York, NY 10010
(Name and Address of Agent for Service)

Copy to: Charles A. Whites, Jr., Esq.
Vice President and Associate General Counsel
New York Life Insurance Company
51 Madison Avenue
New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on August 7, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

SUPPLEMENT DATED AUGUST 8, 2026 TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2026
New York Life Survivorship Variable Universal Life Accumulator II
INVESTING IN THE FOLLOWING SEPARATE ACCOUNT
NYLIAC Variable Universal Life Separate Account-I
This supplement updates certain information contained in the Prospectus for the New York Life Survivorship Variable Universal Life Accumulator II (“SVUL Accumulator II”) policy issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). Please read this supplement carefully and retain it with your Prospectus and SAI for future reference.
The following optional riders will be available, subject to state availability, underwriting restrictions, administrative rules, and other eligibility requirements described in the Prospectus and the applicable rider form:
●
Extended No Lapse Guarantee Rider (“ENLG Rider”)
●
Estate Protection Rider (“EPR”)
●
Level First-to-Die Term Rider (“First-to-Die Rider”)
The Extended No Lapse Guarantee Rider and the Estate Protection Rider will be available as of the date of this supplement. The Level First-to-Die Rider will be available on or around November 7, 2026. Except as described in this supplement, all other terms and provisions of the Prospectus and SAI remain unchanged.
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
FEES AND EXPENSES—Ongoing Fees and Expenses
The following is added after the third sentence of the first paragraph (Prospectus Page 5):
Election of certain optional riders, including the Extended No Lapse Guarantee Rider, may change the amount, structure, or duration of certain ongoing policy charges.
RISKS—Contract Lapse
The following is added after the existing discussion of lapse risk (Prospectus Page 7):
If elected, the Extended No Lapse Guarantee Rider may help prevent policy lapse even if the Policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.
RESTRICTIONS—Optional Benefits
The following bullet point is added (Prospectus Page 8):
●
Some optional benefits may change the structure, amount or duration of certain charges under the policy.

OVERVIEW OF THE POLICY
Summary of Primary Features
The following replaces the last sentence under “Life Insurance Benefit Options” (Prospectus Page 10):
The Return of Premium Rider, Survivorship Level Term Rider, and Estate Protection Rider, which are optional riders that may be purchased on the policy, may increase the life insurance benefit payable under the policy. Additional charges may apply for these riders.
The following paragraph is added after the first paragraph under “No Lapse Guarantees” (Prospectus Page 11):
You may also elect to receive no lapse guarantee benefits through the purchase of the Extended No Lapse Guarantee Rider. If elected, the rider provides an additional no lapse guarantee benefit beyond the policy’s embedded No Lapse Guarantee. The policy will remain eligible for no lapse guarantee protection if either the policy’s No Lapse Guarantee requirements or the Extended No Lapse Guarantee Rider requirements are satisfied. See “Termination and Reinstatement – No Lapse Guarantees”.
The information under “Optional Riders” is replaced with the following (Prospectus Page 12):
The policy offers additional insurance coverage and other benefits through optional riders, including accelerated death benefits, those that add to the life insurance benefit or provide additional life insurance protection, benefits that defer monthly deduction charges to provide additional lapse protection and that provide overloan protection against lapse. Certain riders have costs associated with them. These benefits and costs are summarized in the Table contained in the section on “Description of the Policy - Additional Benefits Through Riders and Options”.
TABLE OF FEES AND EXPENSES
The following replaces the current Per Thousand of Face Amount Charge disclosure which is in the third column of the table headed “Periodic Charges Other than Funds’ Operating Expenses” (Prospectus Page 16):

PERIODIC CHARGES OTHER THAN FUNDS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Per Thousand of
Face Amount
Charge

•Without the
Extended No
Lapse
Guarantee
Rider[3]

Charge for
Representative
Investors
(Male/Female,
40/40,
Preferred/
Preferred) for
$250,000 of
Face Amount

•Once the
Extended No
Lapse
Guarantee
Rider is Elected
Monthly for the first 20 years Monthly to Younger Insured Age 121
Charge per $1,000
of Face Amount
Amount

Guaranteed
Maximum: $1.78889
per month

Minimum: $0.05947
per month

$0.13467 per month

Charge per $1,000
of Face Amount

Guaranteed
Maximum: $1.31866
per month

Minimum: $0.05188
per month

$0.11749 per month

(Initial Charge is
based on the issue
ages, genders,
classes of risk, and
Face Amount at
issue)

The following is added to the end of footnote 1 pertaining to the Per Thousand of Face Amount Charge (Prospectus Page 17):
The Per Thousand Face Amount Charge that will apply to the policy depends on whether the Extended No Lapse Guarantee rider is elected. The applicable charges are shown in the table above. The Per Thousand Face Amount Charge applicable upon election of the Extended No Lapse Guarantee Rider will continue to apply even if the rider later terminates.
The following rows are added under “Riders” (Prospectus Page 16):

Riders
Charge	When Charge Is Deducted	Amount Deducted
Extended No Lapse Guarantee Rider Monthly Extended NLG Mortality and Expense Risk Charge	Monthly until rider expires	Guaranteed Maximum: 0.40% charged as an annual percentage of the Separate Account Value Current: 0.20% charged as an annual percentage of the Separate Account Value
Estate Protection Rider

Maximum Guaranteed Charge for
Representative Investors:
(Male/Female, Age 40/40,
Preferred/Preferred) for $250,000
Face Amount

Current Charge for Representative
Investors: (Male/Female, Age
40/40,Preferred/Preferred) for
$250,000 Face Amount
Monthly until rider expires
Charge per month per $1,000 of
EPR Face Amount

Minimum and Maximum
Guaranteed Charge:
$0.00001—$83.33

Minimum and Maximum Current
Charge:
$0.00001—$83.33

$0.00012 per month for the first
Policy Year

$0.00012 per month for the first
Policy Year

Riders
Charge	When Charge Is Deducted	Amount Deducted
Level-First-to-Die Term Rider

Maximum Guaranteed Charge for
Representative Investors:
(Male/Female, Age 40/40,
Preferred/Preferred) for $250,000
Face Amount

Current Charge for Representative
Investors: (Male/Female, Age
40/40,Preferred/Preferred) for
$250,000 Face Amount
Monthly until rider expires
Charge per month per $1,000 of
rider Term Face Amount

Minimum and Maximum
Guaranteed Charge:
$0.05501—$83.33

Minimum and Maximum Current
Charge:
$0.01503—$83.33

$0.20515 per month for the first
Policy Year

$0.04546 per month for the first
Policy Year

SUMMARY OF PRINCIPAL RISKS AND INVESTING IN THE POLICY
Risk of Lapse (especially on minimally-funded Policies)
The following is added to the end of the disclosure in this section (Prospectus Page 19):
If elected, the Extended No Lapse Guarantee Rider may help prevent policy lapse even if the Policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges. However, the rider requires sufficient premium payments to satisfy a required premium test and may terminate if those requirements are not met. Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.
CHARGES ASSOCIATED WITH THE POLICY
Deductions From Cash Value
The following is added at the end of the disclosure under the heading “Monthly Per Thousand of Face Amount Charge” (Prospectus Page 31):
If the Extended No Lapse Guarantee Rider is elected, the Monthly Per Thousand Face Amount Charge applicable under the policy will differ from, and replace, the charge otherwise applicable without the rider. This charge will never exceed $1.31866 per thousand of Face Amount but will be applicable until the younger insured is age 121. Once the rider is elected, the revised Monthly Per Thousand of Face Amount Charge will be reflected on the Policy Specifications Page and will continue to be applicable even if the rider later terminates.

Rider Charges
The disclosure under the heading “Rider Charges” is replaced with the following (Prospectus Page 35):
A monthly charge will be deducted if the Survivorship Level Term Rider, Extended No Lapse Guarantee Rider, Estate Protection Rider, or Level First-To-Die Term Rider is in effect. The current periodic charges for these riders will vary based on the characteristics of the insureds.
The charge structure of certain policy charges may change if the Extended No Lapse Guarantee Rider or the Return of Premium Rider are elected.
●
The Monthly Per Thousand Face Amount Charge applicable under the policy will change with the election of the Extended No Lapse Guarantee Rider. See “Charges Associated with the Policy—Deductions from Cash Value—Monthly Per Thousand of Face Amount Charge.”’
●
The Monthly Cost of Insurance Charges under the Return of Premium rider may change in certain circumstances. See “Table of fees and Expenses—Periodic Charges Other than Portfolios’ Annual Operating Expenses”.
A current one-time charge will be applied if you exercise Living Benefits Rider or the Overloan Protection Rider.
●
The current one-time fee for the Living Benefits Rider is $150.
●
The current one time fee for the Overloan Protection Rider is based on a percentage of the Cash Value and the attained age of the younger insured.
The fees and charges for the riders specified above will never be greater than the maximum charges specified in the Table of Fees and Expenses. See “Table of Fees and Expenses” for more information about specific charges for the riders.
DESCRIPTIONS OF THE POLICY
Additional Benefits Through Riders and Options
The first three sentences of the first paragraph under the heading “Additional Benefits Through Riders and Options” are deleted and replaced with the following (Prospectus Page 41):
Subject to jurisdictional availability, you can apply for additional benefits by selecting one or more optional riders. Any rider you choose will have its own charges. The Return of Premium Rider, Overloan Protection Rider, Estate Protection Rider, Level Term First-to-Die Rider and the Extended No Lapse Guarantee Rider (except it may be available for certain existing policies as described in the “State Variations and Rider Availability” section) can be elected only upon the issuance of the policy, and the Living Benefits Rider can only be elected after the death of the first insured to die; all other riders can be elected at any time, subject to age and/or underwriting restrictions, provided they are available in your state of issue.
The following rows are added to the table (Prospectus Page 47):
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Extended No Lapse Guarantee Rider
Guarantees that the policy
will not lapse beyond the
Guarantee Period even if the
policy’s Cash Surrender
Value is insufficient to pay
Monthly Deduction Charges,
subject to satisfaction of a
required premium test.
		Optional	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section. •Requires sufficient

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

premium payments to
satisfy a required premium
test.

•Partial surrenders, policy
loans, and accrued loan
interest will affect the
required premium test and
may result in termination of
the rider.

•Election of the rider results
in a change in the structure
of the Monthly Per
Thousand of Face Amount
Charge. The revised
charge structure will be
applicable even if the rider
is later terminated.

•There is also an additional
rider specific Mortality and
Expense Risk charge
which will apply in addition
to the Monthly Mortality
and Expense Risk charge
of the policy. This charge
will end if the rider
terminates.

•The rider is only available
with Life Insurance Benefit
Option 1 and only if CVAT
is elected.

•The rider will terminate if a
face amount increase is
requested on the policy.

•The rider is not available if
the Return of Premium
Rider or the Level Term
First-to-Die Rider are
elected.

Estate Protection Rider	Provides additional insurance protection for the first four Policy Years if both Insureds die.	Optional	•Only available at policy issue.
Level First-to-Die Term Rider	Provides a level term insurance death benefit upon the death of the first insured	Optional	•The benefit is only paid once (even if both insureds die at the same time).

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
	while the rider is in effect.		•Only available at policy issue. •This rider is not available if the Extended No Lapse Guarantee Rider is elected.
The following is added under the table (Prospectus Page 47):
●
Extended No Lapse Guarantee Rider
The rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay the Monthly Deduction Charges as long as the rider remains on the policy and the conditions set forth in the rider are met.
If the Monthly Deduction Charges exceed the policy’s Cash Surrender Value, we will deduct as much of the Monthly Deduction Charges from the policy’s Cash Value as possible and defer the remaining amount, including charges for this rider and any other riders attached to the policy. The charges are deferred to the earlier of the Monthly Deduction Day on which:
●
The Cash Surrender Value is sufficient to pay any outstanding deferred Monthly Deduction Charges;
●
The rider is no longer in effect, and we send you a bill for any outstanding deferred Monthly Deduction Charges; or
●
The required premium test is not satisfied, and your policy enters the Late Period.
In exchange for the guarantee provided by this rider, you must pay sufficient premium to satisfy the rider’s required premium test and keep the rider in force. The premium required to satisfy this test varies based on your policy and the timing and amount of premiums and may change if you modify your policy or any riders attached to your policy. Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.
If the required premium test is not satisfied on a Monthly Deduction Day, we will notify you and request a premium payment sufficient to:
●
satisfy the failed required premium test; and
●
satisfy the required premium test for the following two Monthly Deduction Days.
If the required premium payment is not made within 62 days following the Monthly Deduction Day that the test was not satisfied, the rider will terminate and cannot be reinstated.
In addition, if at such time there is insufficient Cash Surrender Value to pay the Monthly Deduction Charges, the Base Policy will be subject to the Late Period and Lapse provisions as described in this prospectus.
The rider has a Monthly Extended NLG Mortality and Expense Risk Charge and a revised Monthly Per Thousand Face Amount Charge. The revised Monthly Per Thousand Face Amount Charge is reflected on the Policy Specifications Page and will continue to apply even if the rider later terminates.
We reserve the right to establish investment restrictions in connection with the rider. We currently do not impose any such restrictions.

The rider ends if the policy ends, if a face amount increase or change from Life Insurance Benefit Option 1 is requested, on the rider expiration date or 62 days after the required premium test is not met and the required premium payment was not made. You can also cancel this rider at any time by sending us signed written notice in Good Order. The rider is only available at issue, except as otherwise provided for in the “State Variations and Rider Availability” section.
Example: The following illustrates how the required premium test is performed and the rider benefit for a Representative Insured (Male/Female, Age 40/40, Preferred/Preferred rating) on a policy with $250,000 of Face Amount, Life Insurance Benefit Option 1, and a Monthly ENLG Premium of $200. If the ENLG Premium Test is greater than or equal to the ENLG Required Premium, the Test is passed.
Policy Year	Premiums Paid	ENLG Required Premium	ENLG Test Passed?	Cash Surrender Value	Monthly Deduction Charges	ENLG Keeps Policy Inforce?
1	$200	$200	Yes	$50	$50	Yes
2	$200	$200	Yes	$100	$50	Yes
3	$200	$200	Yes	$50	$50	Yes
4	$0	$200	No	$0	$50	No
5	$0	$200	No	-$50	$50	No
6	$0	$200	No	-$100	$50	No
●
Estate Protection Rider
The Estate Protection Rider provides additional insurance protection during the first four policy years if both insureds die while the rider is in effect. Rider charges apply. The rider is only available at policy issue. You can cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.
Example: The following illustrates the benefit available under the Estate Protection Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), the first of whom dies at the beginning of Policy Year 2 and the second of whom dies at the end of Policy Year 3, under the Rider.

Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$0.12	$0.12	$0
2	$0.48	$0.60	$0
3	$0.84	$1.44	$100,000
4	$0	$1.44	$0
5	$0	$1.44	$0
●
Level First-to-Die Term Rider
The Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.
Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATION
Changing Your Life Insurance Benefit Option
The following is added to the end of the first paragraph (Prospectus Page 72):
If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider.

TERMINATION AND RESTATEMENT
No Lapse Guarantees
The following disclosure is added to the end of the section (Prospectus Page 78):
Extended No Lapse Guarantee Rider
If elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.
See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.
STATE VARIATIONS AND RIDER AVAILABILITY
State Variations
The following is added directly under the heading “Rider Availability” (Prospectus Page 91):
Some riders may not be available in all jurisdictions. Contact your registered representative for more information.
The following is added at the end of the “Rider Availability” section (Prospectus Page 91):
Extended No Lapse Guarantee
●
In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.
●
After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance.
Level First-to-Die Term
This rider will be available on or around November 7, 2026.
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010

Part A & Part B
This Post-Effective Amendment No. 2 is being filed to Form N-6 Registration Statement No. 333-292917 (“Registration Statement”) of New York Life Insurance and Annuity Corporation (“NYLIAC”) and NYLIAC Variable Universal Life Separate Account – I for the purpose of including in the Registration Statement the additions/modifications reflected in the Supplement and Part C. This Post-Effective Amendment No. 2 incorporates by reference the information contained in Parts A and B of Pre-Effective Amendment No. 1 filed on April 10, 2026.

PART C. OTHER INFORMATION
ITEM 30. EXHIBITS
(a)	Board of Directors Resolution.
(a)(1)
Resolution of the Board of Directors of NYLIAC establishing the Separate Account — Previously filed as
Exhibit 1.(1) to Registrant’s initial Registration Statement on Form S-6, re-filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(1) to Registrant’s Post-Effective Amendment No. 4 on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(b)	Custodian Agreements. Not applicable.
(c)	Underwriting Contracts.
(c)(1)
Distribution Agreement between NYLIFE Securities Inc. and NYLIAC — Previously filed as Exhibit 1.(3)(a) to
Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA
Separate Account-I (File No. 002-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit 1.(3) (a)(1) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 033-64410), filed 4/25/97 and incorporated herein by reference.

(c)(2)
Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC — Previously filed as Exhibit (3)(b) to
Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-III (File No. 033-87382), filed 4/18/96 and incorporated herein by reference.

(c)(3)
Distribution and Underwriting Agreement, dated April  27, 2006, between New York Life Insurance and
Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(c)(4)
Amendment to Distribution and Underwriting Agreement, dated March  6, 2015, between New York Life
Insurance and Annuity Corporation and NYLIFE Distributors LLC — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (c)(4) to Post-Effective Amendment No. 25 on Form N-6 for
NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/14/2015 and incorporated herein by reference.

(d)	Contracts.
(d)(1)
Form of Policy (No. ICC26-326-150P) — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (d)(1) to Registrant’s initial Registration Statement on Form N-6 for NYLIAC Variable
Universal Life Separate Account – I (File No. 333-292917), filed 1/23/26 and incorporated herein by reference.

(d)(2)
Living Benefits Rider (No. 929-495) — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (5)(h) to Pre-Effective Amendment No.  1 to the registration statement on Form S-6 for
NYLIAC Variable Universal Life Separate Account-I (File No.  333-79309), filed 7/23/99 and incorporated herein by reference.

(d)(3)
Guaranteed Minimum Accumulation Benefit (GMAB) Rider (No. 317-670) — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(2) to the registration statement on Form N-6 for
NYLIAC Variable Universal Life Separate Account-I (File No. 333-222196), filed 12/20/17 and incorporated herein by reference.

(d)(4)
Return of Premium (ROP) Rider (ICC17-317-290) — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (d)(6) to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-222196), filed 12/20/17 and incorporated herein by reference.

(d)(5)
Premium Deposit Account (PDA) Rider (No. 322-305R) – Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (d)(6) to the Registration Statement on Form N-6 for NYLIAC Variable
Universal Life Separate Account-I (File No. 333-263768), filed 2/7/23 and incorporated herein by reference.

(d)(6)
Survivorship Level Term Rider (SLTR) (No. ICC24-324-325R) – Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Registrant’s initial Registration Statement on
Form N-6 for NYLIAC Variable Universal Life Separate Account – I (File No. 333-292917), filed 1/23/26 and incorporated herein by reference.

(d)(7)
Overloan Protection (OLP) Rider (No. ICC26-326-940R) – Previously filed in accordance with Regulation
S-T, 17 CFR 232.102(e) as Exhibit (d)(6) to Registrant’s initial Registration Statement on Form N-6 for
NYLIAC Variable Universal Life Separate Account – I (File No. 333-292917), filed 1/23/26 and incorporated herein by reference.

(d)(8)
Level First-To-Die Term (FTD) Rider – Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit 1. (5)(c)(2) to Registrant’s Pre-Effective Amendment No. 1 on Form S-6 (File No.
333-39157), filed 4/3/98 and incorporated herein by reference.

(d)(9)
Estate Protection Rider (EPR) (No. 308-405) – Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (d)(16) to the initial Registration Statement on Form N-6, for NYLIAC Variable
Universal Life Separate Account-I (File No. 333-147707), filed 11/29/07 and incorporated herein by reference.

(d)(10)
Extended No Lapse Guarantee (ENLG) Rider (No. ICC26-326-681R) – Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (d)(10) to Registrant’s Registration Statement on Form N-6 for
NYLIAC Variable Universal Life Separate Account – I (File No. 333-292917), filed on 6/8/26 and incorporated herein by reference.

(e)	Applications.
(e)(1)
Form of Application for a Policy (No. ICC17-217-500) — Previously filed in accordance with Regulation S-T
17 CFR 232.102(e) as Exhibit (e)(1) to Pre-Effective Amendment No. 1 on Form N-6, for NYLIAC Variable
Universal Life Separate Account-I (File No. 333-292917), filed 4/10/26 and incorporated herein by reference.

(f)	Depositor’s Certificate of Incorporation and By-Laws.
(f)(1)
Restated Certificate of Incorporation of NYLIAC — Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No.  002-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No.  333-07617), filed
7/3/96 and incorporated herein by reference.

(f)(1)(a)
Amended and Restated Certificate of Incorporation of NYLIAC — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(a)(1) to Post-Effective Amendment No. 36 to the registration statement on Form N-4 for the NYLIAC MFA Separate Account — I (File No. 002-86083), filed 4/12/13 and incorporated herein by reference.

(f)(2)
By-Laws of NYLIAC — Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for
NYLIAC MFA Separate Account-I (File No.  002-86083), re-filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate
Sponsored Variable Universal Life Separate Account-I (File No.  333-07617), filed 7/3/96 and incorporated herein by reference.

(f)(2)(a)
Amendments to By-Laws of NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (6)(b)(2) to Pre-Effective Amendment No.  1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No.  333-39157), filed 4/3/98 and incorporated herein by reference.

(f)(2)(b)
Amended and Restated By-Laws of NYLIAC (effective May  1, 2009) — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit 6(b)(3) to the registration statement on Form N-4 for the
NYLIAC MFA Separate Account—I (File No. 002-86083), filed 4/12/13 and incorporated herein by reference.

(g)	Reinsurance Contracts- Not Applicable.
(h)	Participation Agreements.
(h)(1)
Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and
NYLIAC dated 9/14/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(22) to Post- Effective Amendment No. 13 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 9/15/05 and incorporated herein by reference.

(h)(2)
Form of Participation Agreement, dated May  1, 2007, among New York Life Insurance and Annuity
Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(26) to Post-Effective Amendment No. 17 to the
registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(3)
Form of Participation Agreement, dated August  14, 2006, among New York Life Insurance and Annuity
Corporation, American Funds Insurance Series and Capital Research and Management Company —
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(24) to Post-Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(h)(4)
Form of Fund Participation Agreement, dated March 25, 2011, and effective as of May  1, 2011, between
BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 8(b)(b) to Post-Effective Amendment No. 25
to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account—I (File
No. 033-53342), filed 4/14/11 and incorporated herein by reference.

(h)(5)
Form of Participation Agreement among Columbia Funds Variable Series Trust II, Columbia Management
Investment Distributors, Inc. and New York Life Insurance and Annuity Corporation, dated March 1, 2015 —
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(g)(g) to Post-Effective
Amendment No. 29 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate
Account-I (File No. 033-53342), filed 4/14/15 and incorporated herein by reference.

(h)(6)
Form of Fund Participation Agreement, dated August  14, 2006, among New York Life Insurance and
Annuity Corporation, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.
— Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(25) to Post-Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account—(File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(h)(7)
Form of Participation Agreement, dated May  1, 2007, among New York Life Insurance and Annuity
Corporation, DWS Variable Series I, DWS Variable Series II, and DWS Investments VIT Funds, DWS
Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(27) to Post-Effective Amendment No. 17
to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
Account-I (File No. 333-48300), filed 4/18/07 and incorporated herein by reference.

(h)(8)
Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus
Service Corporation and NYLIAC dated 6/1/01 — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(9)
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation and NYLIAC, as amended, dated 11/23/09 — Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(f) to Post-Effective Amendment No. 24 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/13/10 and incorporated herein by reference.

(h)(10)
Participation Agreement between Janus Aspen Series and NYLIAC dated 6/20/96 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1(9)(b)(3) to Pre-Effective Amendment No.  1
to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
Account-I (File No.  333- 07617), filed 1/2/97 and incorporated herein by reference.

(h)(11)
Form of Participation Agreement among Legg Mason Investor Services, LLC and New York Life Insurance
and Annuity Corporation dated 5/1/07 — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (8)(j)(j) to Post-Effective Amendment No. 31 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(h)(12)
Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA
Series Fund, Inc.) dated 6/4/93 — Previously as Exhibit 1.(9) to Registrant’s Pre-Effective Amendment No. 1
on Form S-6, refiled as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617),
filed 1/2/97 and incorporated herein by reference.

(h)(12)(a)
Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series
Fund, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(n) to
Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(h)(13)
Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series
Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the
registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342),
filed 4/10/06 and incorporated herein by reference.

(h)(14)
Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services
Company and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (8)(j) to Post- Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC
Variable Annuity Separate Account-I (File No. 033-53342), filed 4/16/98 and incorporated herein by reference.

(h)(15)
Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management
Inc. and NYLIAC dated 6/28/96 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(h)(16)
Form of Fund Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger
Berman Management Inc. and NYLIAC dated 6/6/01 — Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on
Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(h)(17)
Form of Participation Agreement among NYLIAC, PIMCO Variable Insurance Trust and PIMCO Advisors
Distributors LLC dated 4/12/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(17) to Post-Effective Amendment No. 9 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account—I (File No. 333-48300), filed 4/14/04 and incorporated herein by reference.

(h)(18)
Participation Agreement, dated June  5, 2007, among New York Life Insurance and Annuity Corporation,
Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc. and Lincoln Investment
Advisors Corporation — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (h)(28) to Post-Effective Amendment No.  18 to the registration statement on Form N-6 for NYLIAC
Corporate Sponsored Variable Universal Life Separate Account-I (File No.  333-48300), filed 6/5/07 and incorporated herein by reference.

(h)(19)
Participation Agreement, dated October 1, 2021, among New York Life Insurance and Annuity Corporation, the Virtus Variable Insurance Funds and VP Distributors, LLC—Previously filed in accordance with
Regulation S-T CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-222196), filed
4/8/22 and incorporated herein by reference.

(h)(20)
Participation Agreement among New York Life Insurance and Annuity Corporation, Principal Variable
Contracts Fund, Inc., Principal Funds Distributor, Inc. and Principal Global Investors, LLC, dated 3/14/24 –
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective
Amendment No. 35 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account - I (File No. 333-79309), filed 4/11/24 and incorporated herein by reference.

(h)(21)
Participation Agreement among New York Life Insurance and Annuity Corporation, Putnam Variable Trust,
and Putnam Retail Management Limited Partnership, dated 4/1/24 – Previously filed in accordance with
Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(20) to Post-Effective Amendment No. 35 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No. 333-79309), filed
4/11/24 and incorporated herein by reference.

(h)(22)
Participation Agreement among New York Life Insurance and Annuity Corporation, Franklin Templeton
Variable Insurance Products Trust, and Franklin Distributors, LLC, dated 5/1/26 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (h)(22) to Pre-Effective Amendment No. 1 on
Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File No. 333-292917), filed 4/10/26 and incorporated herein by reference.

(h)(23)
Form of Participation Agreement among New York Life Insurance and Annuity Corporation, Goldman Sachs
Variable Insurance Trust, and Goldman Sachs & Co. LLC – Previously filed in accordance with Regulation
S-T 17 CFR 232.102(e) as Exhibit (h)(23) to Pre-Effective Amendment No. 1 on Form N-6, for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-292917), filed 4/10/26 and incorporated herein by reference.

(i)	Administrative Contracts.
(i)(1)
Form of Service Agreement by and between AIM Advisors, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(18) to Post-Effective Amendment No.  13
to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
Account-I (File No.  333- 48300), filed 9/15/05 and incorporated herein by reference.

(i)(2)
Form of Administrative Services Agreement, dated May  1, 2007, among New York Life Insurance and
Annuity Corporation, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 17
to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate
Account-I (File No. 333- 48300), filed 4/18/07 and incorporated herein by reference.

(i)(3)
Form of Business Agreement, dated August  14, 2006, among New York Life Insurance and Annuity
Corporation, American Funds Distributors, Inc., and Capital Research and Management Company —
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(21) to Post-Effective
Amendment No. 16 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable
Universal Life Separate Account-I (File No. 333- 48300), filed 8/15/06 and incorporated herein by reference.

(i)(4)
Form of Administrative Services Agreement, dated March 25, 2011, and effective as of May  1, 2011, between BlackRock Advisors, LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit 8(a)(a) to Post-Effective Amendment No.  25 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No.  033-53342), filed 4/14/11 and incorporated herein by reference.

(i)(5)
Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC dated
11/1/04 — Previously filed in accordance with Regulation S-T, 17 CFR 231.102(e) as Exhibit (8)(t) to
Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033- 53342), filed 4/12/05 and incorporated herein by reference.

(i)(6)
Form of Service Agreement, dated August  15, 2006, between Delaware Distributors, L.P. and New York Life
Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (i)(22) to Post-Effective Amendment No. 17 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account — I (File No. 333-48300), filed
4/18/07 and incorporated herein by reference.

(i)(7)
Administrative Services Letter of Agreement, dated May  1, 2007, between Deutsche Investment Manager
Americas, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(14) to Pre- Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(8)
Administrative Services Agreement between Dreyfus Corporation and NYLIAC dated June  1, 2001 —
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(3) to Post-Effective
Amendment No.  6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I (File No.  333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(9)
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and NYLIAC dated
June  1, 1999 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(7) to
Post-Effective Amendment No.  6 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No.  333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(10)
Administrative Services Agreement between Janus Capital Corporation and NYLIAC dated 10/1/00 —
Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(4) to Post-Effective
Amendment No. 6 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate
Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(11)
Form of Administrative Services Agreement among Legg Mason Investor Services, LLC and New York Life
Insurance and Annuity Corporation dated 5/1/07 — Previously filed in accordance with Regulation S-T, 17
CFR 232.102(e) as Exhibit (8)(k)(k) to Post-Effective Amendment No. 31 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/11/17 and incorporated herein by reference.

(i)(12)
Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment
Management LLC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(s)
to Pre- Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(i)(13)
Administrative Services Agreement between Massachusetts Financial Services Company and NYLIAC dated 2/18/00 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(8) to
Post-Effective Amendment No. 3 to the registration statement on Form N-6 for NYLIAC Variable Universal
Life Separate Account-I (File No.333-57210), filed 2/12/03 and incorporated herein by reference.

(i)(14)
Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated
4/30/03 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(15) to
Pre-Effective Amendment No. 1 to the registration statement on Form N-6 for NYLIAC Variable Universal Life
Separate Account-I (File No. 333-147707), filed 4/14/08 and incorporated herein by reference.

(i)(15)
Form of Distribution and Administrative Services Agreement, Class  S Shares, between Neuberger Berman
Management, Inc. and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (8)(w) to Post-Effective Amendment No.  19 to the registration statement on Form N-4 for NYLIAC
Variable Annuity Separate Account III (File No.  033-87382), filed 5/14/03 and incorporated herein by reference.

(i)(16)
Administrative, Distribution and Business Services Agreements between New York Life Investment
Management LLC and NYLIAC — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(5) to Post- Effective Amendment No. 6 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-79309), filed 1/21/03 and incorporated herein by reference.

(i)(17)
Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC dated
1/1/05 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to
Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity
Separate Account-I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(i)(17)(a)
Amended and Restated Administrative Services Agreement between New York Life Investment Management
LLC and NYLIAC, dated February  17, 2012 — Previously filed in accordance with Regulation S-T 17 CFR
232.102(e) as Exhibit (8)(c)(c) to Post-Effective Amendment No. 26 to the registration statement on
Form N-4 for NYLIAC Variable Annuity Separate Account — I (File No. 033-53342), filed 4/11/12 and incorporated herein by reference.

(i)(18)
Services Agreement between PIMCO Variable Insurance Trust and NYLIAC dated 4/12/04 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(13) to Post-Effective Amendment
No. 10 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File
No. 333-57210), filed 4/13/05 and incorporated herein by reference.

(i)(19)
Administrative Services Agreement dated June  5, 2007 between Lincoln Investment Advisors Corporation and New York Life Insurance and Annuity Corporation — Previously filed in accordance with Regulation S-T,
17 CFR 232.102(e) as Exhibit (i)(25) to Post-Effective Amendment No. 19 to the registration statement on
Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300),
filed 12/13/07 and incorporated herein by reference.

(i)(20)
Form of Amended and Restated Service Contract between Fidelity Distributors Corporation and NYLIFE
Distributors dated 10/1/11 — Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as
Exhibit (i)(20) to Post-Effective Amendment No. 31 to the registration statement on Form N-6 for NYLIAC
Variable Universal Life Separate Account-I (File No. 333-79309), filed 4/9/20 and incorporated herein by reference.

(i)(21)
Tri Party Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Fund Advisor,
LLC, New York Life Insurance and Annuity Corporation, American Funds Insurance Series, American Funds
Distributor, Inc., and Capital Research and Management Company dated 4/13/2020—Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(11) to Post-Effective Amendment No. 2 to
the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account III (File No.
333-239752), filed 11/29/21 and incorporated herein by reference.

(i)(22)
Tri Party Agreement dated January 21, 2022, among Legg Mason Partners Variable Equity Trust, Legg
Mason Partners Fund Advisor, LLC, New York Life Insurance and Annuity Corporation, and Invesco
Advisers, Inc(with certain marked omissions that are not material and would cause competitive harm if disclosed)— Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(22) to the
registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I, filed 3/22/22 and incorporated herein by reference.

(i)(23)
Marketing and Administrative Services Agreement dated October 1, 2021, among New York Life Insurance and Annuity Corporation and VP Distributors, LLC (With certain marked omissions that are not material and would cause competitive harm if disclosed)—Previously filed in accordance with Regulation S-T, 17 CFR
232.102(e) as Exhibit (i)(23) to the registration statement on Form N-6 for NYLIAC Variable Universal Life
Separate Account-I (File No. 333-222196), filed 4/8/22 and incorporated herein by reference.

(i)(24)
Marketing and Administrative Services Agreement between New York Life Insurance and Annuity
Corporation and Putnam Retail Management Limited Partnership, dated 4/1/24 – Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(23) to Post-Effective Amendment No. 35
to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account - I (File No.
333-79309), filed 4/11/24 and incorporated herein by reference.

(i)(25)
Services Agreement between New York Life Insurance and Annuity Corporation and Franklin Distributors,
LLC, dated 5/1/26 – Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (i)(25)
to Pre-Effective Amendment No. 1 on Form N-6, for NYLIAC Variable Universal Life Separate Account-I (File
No. 333-292917), filed 4/10/26 and incorporated herein by reference.

(i)(26)
Form of Administrative Services Agreement between New York Life Insurance and Annuity Corporation and
Goldman Sachs Asset Management, L.P. – Previously filed in accordance with Regulation S-T 17 CFR
232.102(e) as Exhibit (i)(26) to Pre-Effective Amendment No. 1 on Form N-6, for NYLIAC Variable Universal
Life Separate Account-I (File No. 333-292917), filed 4/10/26 and incorporated herein by reference.

(j)	Other Material Contracts.
(j)(1)
Powers of Attorney - Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (j)(1)
to Post-Effective Amendment No. 38 on Form N-6, for NYLIAC Variable Universal Life Separate Account-I
(File No. 333-79309), filed 4/9/26 and incorporated herein by reference.

(k)	Legal Opinion.
(k)(1)	Opinion and Consent of Charles A. Whites Jr., Esq. - Filed herewith.
(l)	Actuarial Opinion. Not applicable.
(m)	Calculation. Not applicable.
(n)	Other Opinions.
(n)(1)	Consent of PricewaterhouseCoopers LLP - Filed herewith.
(o)	Omitted Financials Statements. Not applicable.
(p)	Initial Capital Agreements. Not applicable.
(q)	Redeemability Exemption.
(q)(1)
Memorandum describing NYLIAC’s issuance, transfer and redemption procedures for the Policy Pursuant to
Rule 6e-3(T)(b)(12)(iii) — Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as
Exhibit (e)(1) to Pre-Effective Amendment No. 1 on Form N-6, for NYLIAC Variable Universal Life Separate
Account-I (File No. 333-292917), filed 4/10/26 and incorporated herein by reference.

(r)	Form of Initial Summary Prospectus - Not applicable.

ITEM 31. DIRECTORS AND OFFICERS OF THE DEPOSITOR
The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.
Name:	Title:
DeSanto, Craig L.	Chairman, Chief Executive Officer & President
Anderson, Erik A.	Director, Senior Vice President & Chief Actuary
Feldstein, Eric M.	Director, Executive Vice President & Chief Financial Officer
Hendry, Thomas A.	Director, Senior Vice President & Treasurer
Kravitz, Jodi L.	Director, Senior Vice President & Actuary
McDonnell, Michael K.	Director, Senior Vice President, General Counsel & Chief Legal Officer
Miller, Amy	Director, Senior Vice President, Deputy General Counsel & Assistant Secretary
Sabal, Craig A.	Senior Vice President, Chief Investment Officer & Chief Derivatives Officer
Chen, Angela	Senior Vice President & Controller
Ball, Aaron	Executive Vice President
Karaoglan, Alain M.	Executive Vice President
Soni, Deepa	Executive Vice President & Chief Information Officer
Abramo, Stephen	Senior Vice President
Albarella, Joel I.	Senior Vice President
Arita, Darin C.	Senior Vice President
Berlin, Scott L.	Senior Vice President
Bopp, Kevin M.	Senior Vice President
Brill, Elizabeth K.	Senior Vice President & Actuary
Budhwani, Reshma	Senior Vice President & Chief Information Security Officer
Casanova, Ramon	Senior Vice President
Colon, Wilfred R.	Senior Vice President
Cooney, Colleen C.	Senior Vice President
Cronin, Maureen A.	Senior Vice President, Deputy General Counsel, Chief Investment Counsel & Assistant Secretary
Cruz, David	Senior Vice President
Drinkard, Kenneth R.	Senior Vice President & General Auditor
Formon, William	Senior Vice President
Frederick, Robert R.	Senior Vice President
Gennaro, Paul J.	Senior Vice President
Glynn, Kevin M.	Senior Vice President
Gupta, Tina	Senior Vice President
Harte, Francis Michael	Senior Vice President
Herwig, Julie E.	Senior Vice President
Hu, Amy	Senior Vice President
Huang, Dylan W.	Senior Vice President
James, Cheryl	Senior Vice President & Deputy General Counsel
Khalil, Saad A.	Senior Vice President
Kuhl Sarrubbo, Amanda L.	Senior Vice President
Lenz, Scott L.	Senior Vice President, Deputy General Counsel & Chief Tax Counsel
Leonard, Jason P.	Senior Vice President
McClain, Keith B.	Senior Vice President
Mian, Farhad A.	Senior Vice President
Micucci, Alison H.	Senior Vice President
Navarro, Kathleen	Senior Vice President
Nesle, Heather M.	Senior Vice President
Nguyen, Mychael A.	Senior Vice President
O’Hanlon, Thomas P.	Senior Vice President
Patel, Hiran	Senior Vice President
Putnam, Roger L.	Senior Vice President

Name:	Title:
Rodgers, Joanne H.	Senior Vice President
Rosenthal, Benjamin L.	Senior Vice President & Chief Risk Officer
Sabal, Craig A.	Senior Vice President, Chief Investment Officer & Chief Derivatives Officer
Schwartz, Rachel S.	Senior Vice President, Deputy General Counsel & Chief Insurance Counsel
Simonetti, Richard P.	Senior Vice President
Taylor, Todd	Senior Vice President
Tillotson, Sandra G.	Senior Vice President & Chief Compliance Officer
Virendra, Sonali	Senior Vice President
Walsh, Edward C.	Senior Vice President
Williams, Brian D.	Senior Vice President
Wion, Matthew D.	Senior Vice President
Abdelkader, Farid	Vice President & Associate General Auditor
Albano, Angelina	Vice President
Almiroudis, Demetra	Vice President
Armstrong, Vivian	Vice President
Ascione, Mitchell P.	Vice President
Bain, Karen A.	Vice President
Ballman, Cheryl	Vice President
Becher, Eric R.	Vice President
Behar, Paul	Vice President
Beligotti, Jeffrey	Vice President
Ben-Ami, Kevin A.	Vice President & Associate General Counsel
Black, Meaghan	Vice President
Boccio, John	Vice President
Bonavitacola, Erica B.	Vice President
Borisenko, Evgueni	Vice President & Actuary
Boyd IV, Robert L.	Vice President
Braut, Stephen A.	Vice President
Bredikis, Scott	Vice President
Breslin, Christopher J.	Vice President
Brobston, Irena S.	Vice President
Brochard, Gabrielle	Vice President & Actuary
Brotherton, Diane M.	Vice President
Brown, Justin E.	Vice President
Caminiti, Philip E.	Vice President
Carbone, Jeanne M.	Vice President & Actuary
Carey, Christopher H.	Vice President
Carrig, Erica E.	Vice President & Associate General Counsel
Chan, David	Vice President, Associate General Counsel & Assistant Secretary
Chan, Vee-En	Vice President
Chasen, Jo-Anne S.	Vice President
Cherpelis, George S.	Vice President
Choi, Edward	Vice President
Chua, Albert	Vice President & Actuary
Citera, Frank	Vice President
Civello, Alisa M.	Vice President
Cobaj, Skender	Vice President
Cohen, Andrew J.	Vice President
Cole, Kerry A.	Vice President
Collins, Maria V.	Vice President
Colton, Andrew	Vice President & Actuary
Cole, Kerry	Vice President & Managing Director

Name:	Title:
Contey, Allison	Vice President
Conti, Jane S.	Vice President
Cooper, Natalie	Vice President
Council, Catherine	Vice President
Crawford, Thomas	Vice President & Actuary
Cristello, Cindy	Vice President
Danzig, Jeff	Vice President & Actuary
Dave, Ushir	Vice President
Davidowitz, Aron B.	Vice President
Davis, Juliet	Vice President
Del Bello, Timothy	Vice President
DelGreco, Phylliss A.	Vice President & Associate General Counsel
DiCalogero, John V.	Vice President
DiCarmine, Kristen	Vice President
DiRago, John C.	Vice President
Donner, Andrew	Vice President
Donohue, Robert P.	Vice President & Assistant Treasurer
Duarte, Deborah	Vice President
Eppink, Jr., Richard H.	Vice President
Facinelli, Joanne S.	Vice President
Feeney, Brendan L.	Vice President
Feinberg, Amarya	Vice President & Actuary
Ferreira, Leandra C.	Vice President
Fitzgerald, Christopher P.	Vice President
Fong, Michael	Vice President & Actuary
Fox, Ryan D.	Vice President
Freeman, Lisa A.	Vice President
Fromm, Paul	Vice President
Froshiesar, Donn	Vice President
Gallagher, Erin M.	Vice President
Gamble, Michael	Vice President
Gangemi, Thomas J.	Vice President
Gao, J. Kevin	Vice President & Associate General Counsel
Gill, Sandra	Vice President
Gleason, Kevin M.	Vice President
Gloede, Brian P.	Vice President
Goel, Prakhar	Vice President
Goldstein, Andrew	Vice President
Goldstein, Paul Z.	Vice President & Associate General Counsel
Gostling, Page H.	Vice President
Gunda, Kishore	Vice President
Hajducek, Laura	Vice President
Hale, Rachel	Vice President & Actuary
Hammie, Tyrin	Vice President
Han, Wen Wei	Vice President & Actuary
Hanley, Dale A.	Vice President
Hayden, Adam C.	Vice President
Healy, Brendan J.	Vice President
Hekmat, Saba	Vice President
Henderson, Loyd T.	Vice President
Hoffman, Eric S.	Vice President
Hom, John	Vice President

Name:	Title:
Huang, Angela	Vice President & Actuary
Hyland, Meredith K.	Vice President
Ingham, Scott	Vice President & Assistant Secretary
Jackson, Eric	Vice President
Jackson, Zerlina R.	Vice President
James, Jack A.	Vice President
Johnston, Todd C.	Vice President
Kakkanattu, Manuel M.	Vice President
Katti, Rohit R.	Vice President
Kelly, Christopher P.	Vice President & Associate General Auditor
Klatell, Jeremy N.	Vice President, Associate General Counsel & Chief Litigation Counsel
Kowal, Neha	Vice President
Kula, Michael	Vice President & Actuary
Kyan, Raymond	Vice President
Larkin, Colleen E.	Vice President & Assistant Secretary
Laugesen, Katie	Vice President
Lee, Young	Vice President
Lewis, Sean S.	Vice President
Lewis, Tanner	Vice President
Lin, Donald K.	Vice President
Long, Harry Scott	Vice President
Lunny, Ryan	Vice President
Lynn, Eric J.	Vice President & Actuary
Machols, Jeffrey J.	Vice President
Madgett, Sean	Vice President
Mancuso, Joseph M.	Vice President
Marcel, Imari	Vice President
Marinaccio, Ralph S.	Vice President
Martello, Virginia C.	Vice President
Martin, Trina	Vice President
McGilberry, Brent	Vice President
McKeon, John	Vice President & Actuary
McNamara, Stephen J.	Vice President & Actuary
McNulty, Stephen B.	Vice President
Melka, Frank David	Vice President
Micun, Pawel	Vice President
Mitra, Debapriya	Vice President
Moo-Young, Jillian	Vice President
Mosquera, Jaime	Vice President & Actuary
Mount, William J.	Vice President
Mujala, Maambo	Vice President
Mwaramba, Rutendo	Vice President & Actuary
Nair, Dinesh K.	Vice President
Nayar, Ridhika	Vice President
Newman, Jennifer	Vice President
Ng, Ching (Andrew)	Vice President & Actuary
Noah (Vega), Megan	Vice President
O'Brien, Daniel J.	Vice President
O'Hearn, Claudine C.	Vice President
O’Neill, Kathleen	Vice President, Associate General Counsel, & Assistant Secretary
Orban, Rachel	Vice President, Associate General Counsel, & Assistant Secretary
Orselli, Francesco	Vice President

Name:	Title:
Panganiban, Maria E.	Vice President
Paone, Jonathan T.	Vice President
Pavone, Joseph	Vice President
Perrotti, Anthony R.	Vice President
Perry, Valerie L.	Vice President
Perseghin, Andrew J.	Vice President
Petersen, Todd	Vice President & Actuary
Pizzute, Robert J.	Vice President
Poli, Christopher	Vice President
Portnoy, Michael	Vice President
Power, Kevin J.	Vice President
Printz, Marina	Vice President
Quarella, Anthony	Vice President & Actuary
Quartararo, Paul	Vice President
Rajendran, Paul P.	Vice President
Rangachar, Raghu	Vice President & Actuary
Rao, Achuth	Vice President
Rice, Scott	Vice President
Riven, Inga	Vice President & Actuary
Rodgers, Kathryn A.	Vice President
Rodrigue, Kyle	Vice President
Rodriguez, Joseph P.	Vice President
Rosenblum, Tal	Vice President
Rotondo, Richard	Vice President
Roy, Jennifer M.	Vice President
Rubin, Janis C.	Vice President
Sabo, Phillip J.	Vice President
Saltaformaggio, Christian P.	Vice President
Salvatore, Daniel	Vice President
Sarma, Samar	Vice President
Schirizzo, Michael	Vice President
Scozzafava, Mark J.	Vice President
Seaman, Brian	Vice President
Seewald, Scott R.	Vice President
Seguin, Brian	Vice President
Serdyuk, Elena	Vice President
Seyb, Sean M.	Vice President
Shah, Chintan T.	Vice President
Shan, YiYi	Vice President
Shapiro, Natalie	Vice President
Sharma, Vikas	Vice President
Shaub, Sarah	Vice President
Sherman, Eric C.	Vice President & Actuary
Sherman, Nancy G.	Vice President
Singh, Jacqueline	Vice President
Smith, Kevin M.	Vice President
Solazzo, Amy L.	Vice President
Sommer, Kenneth M.	Vice President
Standbridge, Elizabeth A.	Vice President
Steelman, Elliot H.	Vice President
Stengel, Agustin	Vice President
Stricoff, Celine	Vice President

Name:	Title:
Strutton, Rebecca	Vice President & Associate General Counsel
Suh, Hannah L.	Vice President & Actuary
Suryapranata, Monica	Vice President
Sverdlov, Michael	Vice President
Tamayo-Sanchez, Angelica	Vice President
Teixeira, Daniel S.	Vice President
Thomas, Robert W.	Vice President
Tillinghast, Mark E.	Vice President
Tobin, Michael	Vice President
Todorov, Natalia	Vice President
Tomassi, Deborah A.	Vice President
Torrey, Arthur S.	Vice President
Tripi, Stephen A.	Vice President
Tyndell, Elizabeth A.	Vice President
Vandegrift, Jr., Donald P.	Vice President & Associate General Counsel
Versastegui, Victor A.	Vice President
Vinson, Stephen B.	Vice President
Waelti, Linus	Vice President & Actuary
Wall, Joseph E.	Vice President
Wang, Ching C.	Vice President
Warga, Regina	Vice President
Warner, S. Andre	Vice President & Associate General Counsel
Weatherman, Aaron	Vice President & Actuary
Wei, Helen	Vice President
Weiss, Jennifer M.	Vice President
Whites, Jr., Charles A.	Vice President & Associate General Counsel
Wickwire, Brian D.	Vice President
Williams, Matthew	Vice President
Wilson, Michael E.	Vice President
Wolf, Madeline A.	Vice President
Wong, Judy	Vice President & Actuary
Wood, Melissa	Vice President
Wulwick, Jacqueline N.	Vice President
Yashnyk, Michael A.	Vice President
Yenko, Elizabeth M.	Vice President
Zaman, Nabeed	Vice President
Zeng, Paul	Vice President & Actuary
Meade, Colleen A.	Associate General Counsel & Secretary

ITEM 32. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR THE REGISTERED SEPARATE ACCOUNT
The Insurance Company, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Registered Separate Account is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.
Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MSVEF II Investor LLC	(Delaware)	(NYLIC: 85%, NYLIAC: 15%)
MSVEF Investor LLC	(Delaware)
MSVEF Feeder LP	(Delaware)	(55.56%)
MSVEF REIT LLC	(Delaware)	(55.56%)
Madison Square Value Enhancement Fund LP (“MSVEFLP”)	(Delaware)	(51%)
MSVEF-MF Evanston GP LLC	(Delaware)	(51%)
MSVEF-MF Evanston IL LP	(Delaware)	(51%)
MSVEF-IND Commerce 303 GP LLC	(Delaware)
MSVEF-IND Commerce 303 AZ LP	(Delaware)
MSVEF-SW Commerce 303 JV LP	(Delaware)	(95%)
MSVEF-MF Pennbrook Station GP LLC	(Delaware)	(51%)
MSVEF-MF Pennbrook Station PA LP	(Delaware)	(MSVEFLP: 51%; GPLLC: 0%)
MSVEF-MF Burrough’s Mill GP LLC	(Delaware)	(MSVEFLP: 100%)
MSVEF-MF Burrough’s Mill NJ LP	(Delaware)	(MSVEFLP: 50%)
MSVEF-MF Gramercy JV GP LLC	(Delaware)
MSVEF-MF Gramercy OH LP	(Delaware)	(MSVEFLP: 100%; GPLLC: 0%)
MSVEF-CR Gramercy JV LP	(Delaware)	(75%)
MSVEF-CR Gramercy Owner GP LLC	(Delaware)
MSVEF-CR Gramercy Owner LP	(Delaware)	(JV: 99.9%; GP/LLC: 0.1%)
New York Life Group Insurance Company of NY (“NYLG”)	(New York)
Life Insurance Company of North America	(Pennsylvania)
LINA Benefit Payments, Inc.	(Delaware)
New York Life Benefit Payments LLC	(Delaware)
NYL Real Assets LLC	(Delaware)
NYL Emerging Manager LLC	(Delaware)
NYL Wind Investments LLC	(Delaware)
NYLIFE Insurance Company of Arizona	(Arizona)
NYLIC HKP Member LLC	(Delaware)	(NYLIC: 67.974%; NYLIAC: 32.026%)
New York Life Insurance and Annuity Corporation	(Delaware)
NYLIAC RLP II, LLC	(Delaware)
Development Funding Backed Pass-Through Trust Series – 2025 A	(Delaware)	(11.75197%)
New York Life Enterprises LLC	(Delaware)
SEAF Sichuan SME Investment Fund LLC	(Delaware)	(39.98%)
New York Life International Holdings Limited	(Mauritius)	(84.38%)1
Max Estates Limited	(India)	(NYLIH: 19.45%, NYLIC: 1.29%)
Max I. Limited	(India)
Max Assets Services Limited	(India)
Max Square Limited	(India)	(Max: 51%, NYLIC: 49%)
Pharmax Corporation Limited	(India)
Max Towers Private Limited	(India)	(Max: 51%, NYLIC: 49%)
Max Estates 128 Private Limited	(India)
Max Estate Gurgaon Limited	(India)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Acreage Builders Private Limited	(India)	(Max: 51%, NYLIC: 49%)
Astiki Realty Private Limited	(India)
Max Estates Gurgaon Two Limited	(India)
NYL Cayman Holdings Ltd.	(Cayman Islands)
NYL Worldwide Capital Investments LLC	(Delaware)
Seguros Monterrey New York Life, S.A. de C.V.	(Mexico)	(99.998%)2
Administradora de Conductos SMNYL, S.A. de C.V.	(Mexico)	(99%)
Agencias de Distribucion SMNYL, S.A. de C.V. (“ADIS”)	(Mexico)	(99%)
Inmobiliaria SMNYL, SA de C.V.	(Mexico)	(99%; ADIS: 1%)
NYLIM Jacob Ballas India Holdings IV	(Mauritius)
NYL 717 Texas Member LLC (Delaware) (NYLIC: 60%, NYLIAC: 40%)	(Delaware)	(NYLIC 60%; NYLIAC: 40%)
NYL 717 Texas Holdings LLC	(Delaware)	(fks NYLife 717 Texas Holdings LLC) (NYLIC: 75.96., NYLIAC: 24.04%)
NYL 717 Texas REIT Holdings	(Delaware)
NYL 717 Texas Avenue TX TRS, LLC	(Delaware)
NYL 717 Texas Avenue TX Owner, LLC	(Delaware)
MSSIV NYL Investor Member LLC (Delaware)	(Delaware)	(NYLIC: 90%, NYLIAC: 10%)
New York Life Investment Management Holdings LLC	(Delaware)
NYL Investors LLC (Delaware)	(Delaware)	(effective 1.1.2026 the entity’s ownership changed from NYLIC to NYLIM and the structure moved under NYLIM)
NYL Investors (U.K.) Limited	(UK)
NYL Investors REIT Manager LLC	(Delaware)
MSVEF II GP LLC	(Delaware)
MSVEF RT Feeder II LP	(Delaware)	(70%)
MSVEF II RT LLC	(Delaware)
Madison Square Value Enhancement Fund II LP	(Delaware)
MSVEF II – MF Innsbrook VA LLC	(Delaware)
MSVEF II-IND Turner West KS LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS JV LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS Owner 6 LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS Owner 7 LLC	(Delaware)	(formed 1/22/2026)
MSVEF II-IND Turner West KS Owner 8 LLC	(Delaware)	(formed 1/22/2026)
MSVEF II – MF Graces Reserve Member NC LLC	(Delaware)	(MSVEFIIInvestor: 90%)
Graces Reserve JV LLC	(Delaware)	(90%)
Graces Reserve NC Owner LLC	(Delaware)	(99.9%)
NYL Investors NCVAD II GP, LLC	(Delaware)
McMorgan Northern California Value Add/Development Fund II, LP	(Delaware)	(50%)
MNCVAD II-OFC 770 L Street CA LLC	(Delaware)
MNCVAD II-MF UNION CA LLC	(Delaware)
MNCVAD II- HOLLIDAY UNION JV LLC	(Delaware)	(90%)
MNCVAD II-OFC HARBORS CA LLC	(Delaware)
MNCVAD II-SEAGATE HARBORS LLC	(Delaware)	(LLC: 90%)
MNCVAD II-OFC 630 K Street CA LLC	(Delaware)
MNCVAD II-IND SHILOH CA LLC	(Delaware)
MNCVAD II-BIG SHILOH JV LLC	(Delaware)	(90%)
MSSDF GP LLC	(Delaware)
MSSDF II GP LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MSSDF II Member LLC	(Delaware)	(NYLIC: 35%, NYLIAC: 65%)
Madison Square Structured Debt Fund II LP	(Delaware)
MSSDF REIT II LLC	(Delaware)
MSSDF Member LLC (Delaware)	(Delaware)	(NYLIC: 35%, NYLIAC: 65%)
Madison Square Structured Debt Fund LP	(Delaware)	(40.4%)
MSSDF REIT LLC	(Delaware)
MSSDF REIT Funding Sub I LLC	(Delaware)
MSSDF REIT Funding Sub II LLC	(Delaware)
MSSDF REIT Funding Sub III LLC	(Delaware)
MSSDF REIT Funding Sub IV LLC	(Delaware)
MSSDF REIT Funding Sub V LLC	(Delaware)
MSSDF REIT Funding Sub VI LLC	(Delaware)
MSSDF REIT Funding Sub VII LLC	(Delaware)
MSSDF-OFCB Voss San Felipe LLC	(Delaware)
MSSDF-OFCB Woodway LLC	(Delaware)
MSSDF-OFCB Hanover LLC	(Delaware)
MSSDF-OFCB El Segundo LLC	(Delaware)
MSSIV GP LLC	(Delaware)
Madison Square Strategic Investments Venture LP	(Delaware)	(MSSIV NYL Investor Member LLC 51%; TP: 49%)
MSSIV REIT Manager LLC	(Delaware)	(51%)
Madison Square Strategic Investments Venture REIT LLC	(Delaware)	(51%)
MSSIV- MF Country Place MD LLC	(Delaware)
MSSIV-IND Speedway SC LLC	(Delaware)	(NYL: 45:90%, NYLIAC: 5.1%)
NLR Speedway Venture LLC	(Delaware)
SC Speedway Hwy 124, LLC	(Delaware)
MSSIV-IND Speedway Phase II JV SC LLC	(Delaware)
MSSIV-IND Speedway Phase II Member SC LLC	(Delaware)
SC Speedway Grand National, LLC	(Delaware)
MSVEF GP LLC	(Delaware)
MCPF GP LLC	(Delaware)
NYL Investors Madison Core Property Fund LP	(Delaware)	(NYL Investors is Non Member Manager 0.00%)
MCPF Holdings Manager LLC	(Delaware)
MCPF MA Holdings LLC	(Delaware)
MCPF Holdings LLC	(Delaware)
MADISON-IND TAMARAC FL LLC	(Delaware)
MADISON-OFC BRICKELL FL LLC	(Delaware)
MADISION-IND POWAY CA LLC	(Delaware)
MADISON-LPC POWAY JV LLC	(Delaware)	(95%)
MADISON-MF GRANARY FLATS TX LLC	(Delaware)
MADISON-AO GRANARY FLATS JV LLC	(Delaware)	(99.999%; TP: 0.0001%)
MADISON-AO GRANARY FLATS OWNER LLC	(Delaware)
MADISON-MF THE MEADOWS WA LLC	(Delaware)
MADISON-ACG THE MEADOWS OWNER LLC	(Delaware)
MADISON-ACG THE MEADOWS JV LLC	(Delaware)
MADISON-MOB Lee Highway VA LLC	(Delaware)
Madison-OFC 5161 CA LLC	(Delaware)
MADISON-SS Kernersville QRS, Inc.	(Delaware)
MADISON-LPP Kernersville JV GP LLC	(Delaware)	(90%, TP: 10%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MADISON-LPP Kernersville JV LP	(Delaware)	(90%, TP: 10%)
MADISON-LPP Kernersville GP LLC	(Delaware)
MADISON-LPP Kernersville LP	(Delaware)
MADISON-MF Apex Newbury PA LLC	(Delaware)
MCPF-MOB PEMBROKE PINES FL LLC	(Delaware)
MCPF-MF Perimeter Gardens GA LLC	(Delaware)
MADISON-IND LNDR TABOR ROAD NJ LLC	(Delaware)
Madison-MF Yorkshire MD LLC	(Delaware)
Yorkshire Apartments JV LLC	(Delaware)	(90%)
Yorkshire Apartments LP	(Delaware)
MADISON-IND 2080 ENTERPRISE CA LLC	(Delaware)
MADISON-IND CLAWITER CA LLC	(Delaware)
MADISON-REDCO CLAWITER JV LLC	(Delaware)	(95%)
MADISON-IND ENTERPRISE RIALTO CA LLC	(Delaware)
MIREF Mill Creek, LLC	(Delaware)
MIREF Gateway, LLC	(Delaware)
MIREF Delta Court, LLC	(Delaware)
MIREF Fremont Distribution Center, LLC	(Delaware)
MIREF Century, LLC	(Delaware)
MIREF Newpoint Commons, LLC	(Delaware)
MIREF Northsight, LLC	(Delaware)
MIREF Riverside, LLC	(Delaware)
MIREF 101 East Crossroads, LLC	(Delaware)
101 East Crossroads, LLC	(Delaware)
MIREF Hawthorne, LLC	(Delaware)
MIREF Auburn 277, LLC	(Delaware)
MIREF Sumner North, LLC	(Delaware)
MIREF Wellington, LLC	(Delaware)
MIREF Warner Center, LLC	(Delaware)
MADISON-MF Duluth GA LLC	(Delaware)
MADISON-OFC Centerstone I CA LLC	(Delaware)
MADISON-OFC Centerstone III CA LLC	(Delaware)
MADISON-MOB Centerstone IV CA LLC	(Delaware)
MADISON-OFC Centerpoint Plaza CA LLC	(Delaware)
MADISON-OFC One Main Place OR LLC	(Delaware)
MADISON-MF Hoyt OR LLC	(Delaware)
MADISON-RTL Clifton Heights PA LLC	(Delaware)
MADISON-IND Locust CA LLC	(Delaware)
MADISON-OFC Weston Pointe FL LLC	(Delaware)
MADISON-MF MCCADDEN CA LLC	(Delaware)
MADISON-OFC 1201 WEST IL LLC	(Delaware)
MADISON-MCCAFFERY 1201 WEST IL LLC	(Delaware)	(92.5%)
MADISON-MF TECH RIDGE TX LLC	(Delaware)
MADISON-RTL SARASOTA FL, LLC	(Delaware)
MADISON-MOB CITRACADO CA LLC	(Delaware)
Madison-MF Osprey QRS Inc.	(Delaware)
Madison-MF Osprey NC GP LLC	(Delaware)
Madison-MF Osprey NC LP	(Delaware)	(QRS: 99%; GP/LLC: 1%)
MADISON-SS Crozet VA LLC	(Delaware)
MADISON-LPP Crozet JV LLC	(Delaware)
NYLIM Capital LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Bow River Advisers, LLC	(Delaware)	(49%)
NYL Investments Europe Limited	(Ireland)
NYL Investments (International) Ltd.	(UK)
NYL Investments (Services) Ltd.	(UK)
NYL Investments UK LLP	(UK)	(NYLIL: 99%; NYLISL: 1%)
New York Life Investment Management Asia Limited	(Cayman Islands)
Japan Branch
MacKay Shields LLC	(Delaware)
MacKay Shields Emerging Markets Debt Portfolio	(Delaware)
MacKay Municipal Managers Opportunities GP LLC	(Delaware)
MacKay Municipal Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Managers Credit Opportunities GP LLC	(Delaware)
MacKay Municipal Credit Opportunities Master Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Credit Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Short Term Opportunities Fund GP LLC	(Delaware)
MacKay Municipal Short Term Opportunities Fund LP	(Delaware)
Plainview Funds plc	(Ireland)	(50%) (MacKay Shields Employee: 50%)
Plainview Funds plc – MacKay Shields Strategic Bond Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 0.00%)
Plainview Funds plc – MacKay Shields Structured Products Opportunities Portfolio	(Ireland)	(NYLIC: 0.00%; MacKay: 0.00%)
Plainview Funds plc – MacKay Shields Emerging Markets Debt Portfolio		(NYLIC: 99.36%; MacKay: 0.64%)
MacKay Shields High Yield Active Core Fund GP LLC	(Delaware)
MacKay Shields High Yield Active Core Fund LP	(Delaware)
MacKay Shields Defensive Bond Arbitrage Fund Ltd.	(Bermuda)	(.07%)3
MacKay Shields Core Fixed Income Fund GP LLC	(Delaware)
MacKay Shields Core Fixed Income Fund LP	(Delaware)
MacKay Shields Select Credit Opportunities Fund GP LLC	(Delaware)
MacKay Shields Select Credit Opportunities Fund LP	(Delaware)
MacKay Municipal Managers California Opportunities GP LLC	(Delaware)
MacKay Municipal California Opportunities Fund, L.P.	(Delaware)
MacKay Municipal New York Opportunities GP LLC	(Delaware)
MacKay Municipal New York Opportunities Fund, L.P.	(Delaware)
MacKay Municipal Opportunities HL Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading GP LLC	(Delaware)
MacKay Municipal Capital Trading Master Fund, L.P.	(Delaware)
MacKay Municipal Capital Trading Fund, L.P.	(Delaware)
MacKay Shields Intermediate Bond Fund GP LLC	(Delaware)
MacKay Shields Intermediate Bond Fund LP	(Delaware)
MacKay Municipal Managers Opportunities Allocation GP LLC	(Delaware)
MacKay Municipal Opportunities Allocation Master Fund LP	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
MacKay Municipal Opportunities Allocation Fund A LP	(Delaware)
MacKay Municipal Opportunities Allocation Fund B LP	(Delaware)
MacKay Municipal Managers High Yield Select GP LLC	(Delaware)
MacKay Municipal High Yield Select Fund LP	(Delaware)
MacKay Municipal Managers High Income Opportunities GP LLC	(Delaware)
MacKay Municipal High Income Opportunities Fund LP	(Delaware)
MKS Digital Assets LLC	(Delaware)
Candriam Global Emerging Markets Equities Fund LP	(Delaware)	(GP: 0.00%; NYLIAC: 0.00%)
MacKay Shields Series Fund Managing Member LLC	(Delaware)
MacKay Shields Series Fund	(Delaware)
Securitized Credit Opportunities Series	(Delaware)
High Yield Corporate Bond Series		(NYL: 0%)
MacKay Shields Emerging Markets Sovereign Debt Feeder Fund GP LLC	(Delaware)
MacKay Shields Emerging Markets Sovereign Debt Feeder Fund LP	(Delaware)
Apogem Capital LLC fka New York Life Investments Alternatives LLC	(Delaware)
Apogem GP LLC	(Delaware)
Apogem Gannett Opportunity Fund LP	(Delaware)
Apogem SRL 2 LLC	(Delaware)[7]	(0 voting ownership)
Apogem SRL 3 LLC	(Delaware)[7]	(0 voting ownership)
Madison Capital Funding LLC	(Delaware)	(NYLIC: 21.90%; NYLIAC 65.64%; LINA 12.46%)
MCF Co-Investment GP LLC	(Delaware)
MCF Co-Investment GP LP	(Delaware)
Madison Capital Funding Co-Investment Fund LP	(Delaware)
Madison Avenue Loan Fund GP LLC	(Delaware)
Madison Avenue Loan Fund LP	(Delaware)
MCF Fund I LLC	(Delaware)
MCF Hanwha Fund LLC	(Delaware)[7]	(0 voting ownership)
Ironshore Investment BL I Ltd.	(Bermuda)[7]	(0 voting ownership)
MCF CLO IV LLC	(Delaware)[7]	(NYLIC: 6.7%)
MCF CLO V LLC	(Delaware)[7]	(NYLIC: 5%)
MCF CLO VI LLC	(Delaware)[7]	(0 voting ownership)
MCF CLO VII LLC (f/k/a LMF WF Portfolio III, LLC)	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII Ltd.	(Delaware)[7]	(0 voting ownership)
MCF CLO VIII LLC	(Delaware)
MCF CLO VIII Blocker LLC	(Delaware)
MCF CLO IX Ltd.	(Cayman Islands)[7]
MCF CLO IX LLC	(Delaware)
MCF CLO 10 Ltd.	(Bailiwick, Jersey)[7]
MCF CLO 10 LLC	(Delaware)	(Ltd. 100%)
MCF CLO IX Blocker LLC	(Delaware)
MFS CLO 10 Blocker LLC	(Delaware)
MCF KB Fund LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund II LLC	(Delaware)[7]	(0 voting ownership)
MCF KB Fund III LLC	(Delaware)[7]	(0 voting ownership)
MCF Hyundai Fund LLC	(Delaware)[7]	(0 voting ownership)
Apogem Direct Lending Hyundai Fund 2 LLC	(Delaware)[7]	(0 voting ownership)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Apogem Direct Lending Levered Fund 2023-1 LLC	(Delaware)[7]	(0 voting ownership)
Apogem Direct Lending Loan Portfolio 2023 LLC	(Delaware)[7]	(0 voting ownership)
Apogem DL Levered Fund 2023-1 LLC	(Delaware)[7]	(0 voting ownership)
Apogem DL Levered Fund SPV 2023-1 LLC	(Delaware)[7]	(0 voting ownership)
Apogem Umbrella	(Cayman Islands)[7]	(0 voting ownership)
Apogem US Direct Lending Limited I	(Cayman Islands)[7]	(0 voting ownership)
Apogem Direct Lending Nighthawk Fund	(Cayman Islands)	(Apogem initially)
MCF Senior Debt Fund 2020 GP LLC	(Delaware)[7]	(0 voting ownership)
MCF Senior Debt Fund – 2020 LP	(Cayman Islands)[7]	(0 voting ownership)
MCF Mezzanine Carry I LLC	(Delaware)[7]
MCF Mezzanine Fund I LLC	(Delaware)	(NYLIC: 66.66%; NYLIAC: 33.33%)
MCF PD Fund GP LLC	(Delaware)[7]
MCF PD Fund LP	(Delaware)[7]
MCF Senior Debt Fund 2019-I GP LLC	(Delaware)[7]
MCF Senior Debt Fund 2019-I LP	(Delaware)[7]
Apogem CLO Holdco LLC	(Delaware)
AGF 2026 GP, LLC	(Delaware)
APOGEM GP-LED FUND 2026, LP	(Delaware)
Apogem Senior Direct Lending Fund GP LLC	(Delaware)
Apogem Senior Direct Lending Fund RNF LP	(Delaware)
Apogem Senior Direct Lending Fund LP	(Delaware)
Apogem Senior Direct Lending Fund RNF (L) LP	(Delaware)
Apogem Senior Direct Lending Fund (L) LP	(Delaware)
Apogem Senior Direct Lending LuxCo GP S.á.r.l.	(Luxembourg)
Apogem Senior Direct Lending Fund (O) SCSp	(Luxembourg)
Apogem Senior Direct Lending Financing Company (O) LLC	(Delaware)
Apogem Senior Direct Lending Origination Company (O) LP	(Delaware)
Apogem Senior Direct Lending Blocker Fund (O) SCSp	(Luxembourg)
Apogem Senior Direct Lending Master Fund (O) SCSp	(Luxembourg)
Apogem Senior Direct Lending Fund (OL) SCSp	(Luxembourg)
Apogem Senior Direct Lending Financing Company (OL) LLC	(Delaware)
Apogem Senior Direct Lending Origination Company (OL)	(Delaware)
Apogem Senior Direct Lending Blocker Fund (OL) SCSp	(Luxembourg)
Apogem Senior Direct Lending Master Fund (OL)	(Luxembourg)
Apogem Senior Direct Lending KB Loan Portfolio LLC
Apogem Star Direct Lending Fund GP LLC	(Delaware)
Apogem Star Direct Lending Fund LP	(Cayman)
Apogem Star Originator LLC	(Delaware)
Apogem Star DL Sub LP	(Delaware)
Apogem Direct Lending Levered Fund 2 LLC	(Delaware)
Apogem Direct Lending Levered Fund 2 SPV LLC	(Delaware)
Apogem Direct Lending POBA Fund LLC	(Delaware)
Apogem Direct Lending Faubourg DAC	(Ireland)	(NYL: 0%)
New York Life Capital Partners III GenPar GP, LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
New York Life Capital Partners IV GenPar GP, LLC	(Delaware)
New York Life Capital Partners IV, L.P	(Delaware)
GoldPoint Core Opportunities Fund, L.P.	(Delaware Series LP)
GoldPoint Core Opportunities Fund II L.P.	(Delaware Series LP)
GoldPoint Mezzanine Partners IV GenPar GP, LLC	(Delaware)
GoldPoint Mezzanine Partners IV GenPar, LP	(Delaware)
GoldPoint Mezzanine Partners Co-Investment Fund A, LP	(Delaware)
GoldPoint Mezzanine Partners IV, LP	(Delaware)	(“GPPIVLP”)
GPP Mezz IV A Blocker LP	(Delaware)	(“GPPMBA”)
GPP Mezz IV A Preferred Blocker LP	(Delaware)
GPP Mezz IV C Blocker LP	(Delaware)	(“GPPMBC”)
GPP Mezz IV D Blocker LP	(Delaware)	(“GPPMBD”)
GPP Mezz IV ECI Aggregator LP name change from GPP Mezzanine Blocker E, LP	(Delaware)
GPP Mezz IV F Blocker LP	(Delaware)
GPP Mezz IV G Blocker LP	(Delaware)
GPP Mezz IV H Blocker LP	(Delaware)
GPP Mezz IV I Blocker LP	(Delaware)
GoldPoint Mezzanine Partners Offshore IV, L.P.	(Cayman Islands)
GoldPoint Partners Co-Investment V GenPar GP LLC	(Delaware)
GoldPoint Partners Co-Investment V GenPar, LP	(Delaware)
GoldPoint Partners Co-Investment Fund A, LP	(Delaware)
GPP V – ECI Aggregator LP	(Delaware)
GPP V G Blocker Holdco LP	(Delaware)
GoldPoint Partners Private Debt V GenPar GP, LLC	(Delaware)
GoldPoint Partners Private Debt Offshore V, LP	(Cayman Islands)
GPP Private Debt V RS LP	(Delaware)
GoldPoint Partners Private Debt V GenPar, LP	(Delaware)
GoldPoint Partners Private Debt V, LP	(Delaware)
GPP PD V A Blocker LLC	(Delaware)
GPP Private Debt V-ECI Aggregator LP	(Delaware)
GPP PD V B Blocker LLC	(Delaware)
GPP PD V D Blocker LLC	(Delaware)
GPP LuxCo V GP Sarl	(Luxembourg)
GoldPoint Partners Select Manager III GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager III GenPar, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III, L.P.	(Cayman Islands)
GoldPoint Partners Select Manager Fund III AIV, L.P.	(Delaware)
GoldPoint Partners Select Manager IV GenPar, GP, LLC	(Delaware)
GoldPoint Partners Select Manager IV GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund IV, L.P.	(Delaware)
GoldPoint Partners Select Manager V GenPar GP, LLC	(Delaware)
GoldPoint Partners Select Manager V GenPar, L.P.	(Delaware)
GoldPoint Partners Select Manager Fund V, L.P.	(Delaware)
GoldPoint Partners Canada V GenPar Inc.	(New Brunswick, Canada)
GoldPoint Partners Select Manager Canada Fund V, L.P.	(Ontario, Canada)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
GoldPoint Partners Canada III GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund III, L.P.	(Canada)
GoldPoint Partners Canada IV GenPar Inc.	(Canada)
GoldPoint Partners Select Manager Canada Fund IV, L.P.	(Canada)
GPP VI - ECI Aggregator LP	(Delaware)
GPP VI Blocker A LLC	(Delaware)
GPP VI Blocker B LLC	(Delaware)
GPP VI Blocker C LLC	(Delaware)
GPP VI Blocker D LLC	(Delaware)
GPP VI Blocker E LLC	(Delaware)
GPP VI Blocker F LLC	(Delaware)
GPP VI Blocker	(Delaware)
GPP VI Blocker H LLC	(Delaware)
GPP VI Blocker I LLC	(Delaware)
Apogem CO-Invest VII GenPar, GP LLC	(Delaware)
Apogem Co-Invest VII GenPar LP	(Delaware)
Apogem Co-Investment VII, LP	(Delaware)
GoldPoint Partners Canada GenPar, Inc.	(Canada)
NYLCAP Canada II GenPar Inc.	(Canada)
NYLCAP Select Manager Canada Fund II, L.P.	(Canada)
NYLIM Mezzanine Partners II GenPar GP, LLC	(Delaware)
NYLIM Mezzanine Partners II GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III GenPar GP, LLC	(Delaware)
NYLCAP Mezzanine Partners III GenPar, LP	(Delaware)
NYLCAP Mezzanine Partners III, LP	(Delaware)
NYLCAP Mezzanine Offshore Partners III, L.P.	(Cayman Islands)
NYLCAP Select Manager GenPar, LP	(Delaware)
NYLCAP Select Manager II GenPar GP, LLC	(Delaware)
NYLCAP Select Manager II GenPar, L.P.	(Cayman Islands)
NYLCAP Select Manager Fund II, L.P.	(Cayman Islands)
NYLCAP India Funding LLC	(Delaware)
NYLIM-JB Asset Management Co. (Mauritius) LLC	(Mauritius)	(24.66%)4
New York Life Investment Management India Fund II, LLC	(Mauritius)
New York Life Investment Management India Fund (FVCI) II, LLC	(Mauritius)
NYLCAP India Funding III LLC	(Delaware)
NYLIM-Jacob Ballas Asset Management Co. III, LLC	(Mauritius)	(24.66%)5
NYLIM Jacob Ballas India Fund III LLC	(Mauritius)
NYLIM Jacob Ballas India (FVCI) III LLC	(Mauritius)
NYLIM Jacob Ballas India (FII) III LLC	(Mauritius)
Evolvence Asset Management, Ltd.	(Cayman Islands)	(Apogem: 24.5%)
EIF Managers Limited	(Mauritius)	(58.72%)
EIF Managers II Limited	(Mauritius)	(55%)
AHF V ECI Aggregator LP	(Delaware)	(1%)
AHF V GenPar GP LLC	(Delaware)	(100%)
AHF V GenPar LP	(Delaware)	(1%)
AHF VI ECI Aggregator LP	(Delaware)	(1%)
AHF VI GenPar GP LLC	(Delaware)	(100%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
AHF VI GenPar LP	(Delaware)	(100%)
Apogem Heritage Fund V LP	(Delaware)	(1%)
Apogem Heritage Fund VI LP	(Delaware)	(1%)
Apogem Cardinal Co-Investment GP LLC	(Delaware)
Apogem Cardinal Co-Investment Fund, LP	(Delaware)
ARAF IV GP, LLC	(Delaware)
Apogem Real Assets Fund IV, LP	(Delaware)
ASF VII GP, LLC	(Delaware)
Apogem Secondary Fund VII, LP	(Delaware)
Apogem Secondary Fund VII Coinvestments, LP	(Delaware)
Apogem Secondary Fund VII (Cayman) LP	(Cayman Islands)
BFO GP, LLC	(Delaware)
BFO Apogem Private Markets LP	(Delaware)
Tetra Opportunities Partners	(Delaware)	(DE Series)
BMG PAPM GP, LLC	(Delaware)
BMG PA Private Markets (Delaware) LP	(Delaware)
BMG Private Markets (Cayman) LP	(Cayman Islands)
Private Advisors Special Situations LLC	(Delaware)[7]
PACD MM, LLC	(Delaware)
PA Capital Direct, LLC	(Delaware)[7]
ApCap Strategic Partnership I LLC	(Delaware)
PA Credit Program Carry Parent, LLC	(Delaware)
PA Credit Program Carry, LLC	(Delaware)
PACIF II GP, LLC	(Delaware)
Private Advisors Coinvestment Fund II, LP	(Delaware)
PACIF II Carry Parent, LLC	(Delaware)
PACIF II Carry, LLC	(Delaware)
PACIF III GP, LLC	(Delaware)
Private Advisors Coinvestment Fund III, LP	(Delaware)
PACIF III Carry Parent, LLC	(Delaware)
PACIF III Carry, LLC	(Delaware)
PACIF IV GP, LLC	(Delaware)
Private Advisors Coinvestment Fund IV, LP	(Delaware)
PACIF IV Carry Parent, LLC	(Delaware)
PACIF IV Carry, LLC	(Delaware)
PAMMF GP, LLC	(Delaware)
PA Middle Market Fund, LP	(Delaware)
PASCBF IV GP, LLC	(Delaware)
PASCBF V GP, LLC	(Delaware)
Private Advisors Small Company Buyout Fund V, LP	(Delaware)
PASCPEF VI Carry Parent, LLC	(Delaware)
PASCPEF VI Carry, LLC	(Delaware)
PASCPEF VI GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VI, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VI (Cayman), LP	(Cayman Islands)
PASCPEF VII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VII, LP	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Private Advisors Small Company Private Equity Fund VII (Cayman), LP	(Cayman Islands)
PASCPEF VII Carry Parent, LLC	(Delaware)
PASCPEF VII Carry, LLC	(Delaware)
PASCPEF VIII GP, LLC	(Delaware)
Private Advisors Small Company Private Equity Fund VIII, LP	(Delaware)
Private Advisors Small Company Private Equity Fund VIII (Cayman), LP	(Cayman Islands)
PASCPEF IX GP, LLC	(Delaware)
PA Small Company Private Equity Fund IX, LP	(Delaware)
PA Small Company Private Equity Fund IX, (Cayman), LP	(Cayman Islands)
APEF X GP, LLC	(Delaware)
Apogem Private Equity Fund X, LP fka [PA] Private Equity Fund X, LP	(Delaware)
Apogem Private Equity Fund X (Cayman) LP	(Cayman Islands)
APEF XI GP, LLC	(Delaware)
Apogem Private Equity Fund XI (Cayman) LP	(Cayman Islands)
Apogem Private Equity Fund XI, LP	(Delaware)
APEF XI Multi-Asset, LP	(Delaware)
APEF XI Directs, LP	(Delaware)
Cuyahoga Capital Partners IV Management Group LLC	(Delaware)
Cuyahoga Capital Partners IV LP	(Delaware)
Cuyahoga Capital Emerging Buyout Partners Management Group LLC	(Delaware)
Cuyahoga Capital Emerging Buyout Partners LP	(Delaware)
PA Real Assets Carry Parent, LLC	(Delaware)
PA Real Assets Carry, LLC	(Delaware)
PA Real Assets Carry Parent II, LLC	(Delaware)
PA Real Assets Carry II, LLC	(Delaware)
PA Emerging Manager Carry Parent, LLC	(Delaware)
PA Emerging Manager Carry, LLC	(Delaware)
PA Emerging Manager Carry Parent II, LLC	(Delaware)
PA Emerging Manager Carry II, LLC	(Delaware)
RIC I GP, LLC	(Delaware)
Richmond Coinvestment Partners I, LP	(Delaware)
RIC I Carry Parent, LLC	(Delaware)
RIC I Carry, LLC	(Delaware)
PASF V GP, LLC	(Delaware)
Private Advisors Secondary Fund V, LP	(Delaware)
ABC Burgers LLC	(Delaware)
PASF V Carry, LLC	(Delaware)
PASF V Carry Parent, LLC	(Delaware)
PASF VI GP, LLC	(Delaware)
PA Secondary Fund VI, LP	(Delaware)
PA Secondary Fund VI Coinvestments, LP	(Delaware)	(68.14%)
PA Secondary Fund VI (Cayman), LP	(Cayman Islands)	(68.14%)
PARAF GP, LLC	(Delaware)
Private Advisors Real Assets Fund, LP	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
PARAF Carry Parent, LLC	(Delaware)
PARAF Carry, LLC	(Delaware)
PASCCIF GP, LLC	(Delaware)
Private Advisors Small Company Coinvestment Fund, LP	(Delaware)
Private Advisors Small Company Coinvestment Fund-ERISA, LP	(Delaware)
PASCCIF II GP, LLC	(Delaware)
PA Small Company Coinvestment Fund II, LP	(Delaware)
PA Small Company Coinvestment Fund II (Cayman), LP	(Cayman Islands)
PASCCIF Carry Parent, LLC	(Delaware)
PASCCIF Carry, LLC	(Delaware)
PARAF II GP, LLC	(Delaware)
Private Advisors Real Assets Fund II, LP	(Delaware)
PA Contract Resources, LLC	(Delaware)
PARAF III GP, LLC	(Delaware)
PA Real Assets Fund III, LP	(Delaware)
SAF GP LLC	(Delaware)
Social Advancement Fund, LP	(Delaware)
Washington Pike GP, LLC	(Delaware)
Washington Pike, LP	(Delaware)
RLP Fund GP, LLC	(Delaware)
RLP Fund, LP (“RLPLP”)	(Delaware)
RidgeLake Co-Investment Partners, LP (“RLPCOLP”)	(Delaware)
RLP Glacier Manager Investor LLC	(Delaware)	(RLPLP: 72%, RLPCOLP: 28%)
RLP Glacier GP Investor LLC	(Delaware)	(RLPLP: 72%, RLPCOLP: 28%)
RLP Evergreen LLC	(Delaware)	(RLPLP: 72%, RLPCOLP: 28%)
RLP Gemini LLC	(Delaware)
RLP Navigator LLC	(Delaware)
RLP Sigma LLC	(Delaware)
RLP Sunrise GP Investor LLC	(Delaware)	(RLPLP: 83.33%, RLPCOLP: 16.66%)
RLP Sunrise Manager Investor LLC	(Delaware)	(RLPLP: 83.33%, RLPCOLP: 16.66%)
RLP Triple GP Investor LLC	(Delaware)	(RLPLP: 82.01%, RLPCOLP: 17.98%)
RLP Triple Manager Investor LLC	(Delaware)	(RLPLP: 82.01%, RLPCOLP: 17.98%)
RLP Fund II GP LLC	(Delaware)
RLP Fund II LP	(Delaware)
RLP Profit Share (PA), LLC	(Delaware)	(NYLIC: 51%, Employees: 49%)
RLP Profit Share (OAPC), LLC	(Delaware)	(TP: 100%)
The Hedged Strategies Fund LLC	(Delaware)	(Apogem: 2%, Ex-employees: 98% non-managing members)
NYLCAP Holdings (Mauritius)	(Mauritius)
Jacob Ballas India Private Limited	(Mauritius)	(23.30%)
Industrial Assets Holdings Limited	(Mauritius)	(28.02%)
JB Cerestra Investment Management LLP	(Mauritius)
NYLIM Service Company LLC	(Delaware)
NYL Workforce GP LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
New York Life Investment Management LLC	(Delaware)
NYLIM Fund II GP, LLC	(Delaware)
WFHG GP, LLC	(Delaware)	(50%)
Workforce Housing Fund I-2007 LP	(Delaware)	(50%)
IndexIQ Holdings LLC	(Delaware)	(“IQ Holdings”)
IndexIQ LLC	(Delaware)	(NYLIMH: 74.37%, IQHoldings: 25.63%)
IndexIQ Trust	(Delaware)	(Dormant)
IndexIQ Advisors LLC	(Delaware)
New York Life Investments Active ETF Trust	(Delaware)[7]	(NYLIAC: 98.5%)
NYLI CBRE Real Assets ETF		(NYLIM Capital: 81.38%)
NYLI MacKay Muni Insured ETF		(NYL: 0.00%)
NYLI MacKay Muni Intermediate ETF		(NYL: 0.00%)
NYLI MacKay Core Plus Bond ETF		(NYLIM Capital: 86.54%)
NYLI MacKay California Muni Intermediate ETF		(NYLIM Capital: 43.11%; NYLIAC: 31.55%)
NYLI MacKay High Income ETF		(NYLIM Capital: 97.13%)
NYLI Winslow Focused Large Gap Growth ETF		(NYLIM Capital: 77.90%)
NYLI Winslow Large Gap Growth ETF		(NYLIM Capital: 30.49%)
NYLI MacKay Securitized Income ETF		(NYLIM Capital: 91.10%)
NYLI MacKay Muni Short Duration ETF		(NYLIM Capital: 80.82%)
NYLI MacKay Muni Allocation ETF		(NYLIM Capital: 90.62%)
New York Life Investments ETF Trust	(Delaware)	(NYLIC: 10.2%)
NYLI 500 International ETF		(NYLIM: 53.62%)
NYLI Engender Equality ETF		(NYLIAC: 72.81%)
NYLI FTSE International Equity Currency Neutral ETF		(NYLIM Capital: 7.04%)
NYLI Global Equity R&D Leaders ETF		(NYLIM Capital: 74.97%)
NYLI Healthy Hearts ETF		(NYLIM: 66.50%)
NYLI Hedge Multi-Strategy Tracker ETF		(NYL: 0.00%)
NYLI Merger Arbitrage ETF		(NYL: 0.00%)
NYLI CRBE NexGen Real Estate ETF		(NYLIM: 56.52%)
NYLI Candriam International Equity ETF		(NYLIM Capital: 80.49%)
NYLI Candriam U.S. Mid Cap Equity ETF		(NYLIM Capital: 96.41%)
NYLI Candriam U.S. Large Cap Equity ETF		(NYLIM Capital: 89.61%)
NYLI U.S. Large Cap R&D Leaders ETF		(NYLIM Capital: 98.88%)
New York Life Investment Management Holdings International	(Luxembourg)
New York Life Investment Management Holdings II International	(Luxembourg)
Candriam Group (“CG”)	(Luxembourg)
KTA Holdco	(Luxembourg)	(CANLUX: 66.67%, Apogem: 33.33%)
Kartesia Management S.a.r.l.	(Luxembourg)	(80%)
Kartesia Italy Branch	(Scotland)
Kartesia Spain Branch	(Scotland)
Kartesia Netherlands Branch	(Scotland)
Kartesia Germany Branch	(Scotland)
Kartesia France	(France)
Kartesia UK Ltd.	(UK)
Kartesia Belgium	(Belgium)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Kartesia Credit FFS	(France)
Kartesia GP III	(Luxembourg)
Kartesia Credit Opportunities III S.C.A., SICAV-SIF	(Luxembourg)
Kartesia Securities	(Luxembourg)
Kartesia III Topco S.á.r.l.	(Luxembourg)
Kartesia GP IV	(Luxembourg)
Kartesia Credit Opportunities IV SCS SICAV-SIF	(Luxembourg)
Kartesia Securities IV	(Luxembourg)
Kartesia IV Topco S.á.r.l.	(Luxembourg)
Kartesia Master GP	(Luxembourg)
Kartesia Multi-Strategies SCS SICAV-RAIF	(Luxembourg)
Kartesia Syndicated Holdco S.á.r.l.	(Luxembourg)
Kartesia Sponsorless Holdco I S.á.r.l.	(Luxembourg)
Kartesia Senior Participation 1 S.á.r.l.	(Luxembourg)
Kartesia Senior Strategies Holdco 1 S.á.r.l.	(Luxembourg)
Kartesia CLO I Designated Activity Company	(Ireland)
Kartesia Loan Management Designated Activity Company	(Ireland)
Kartesia Credit Opportunities V Feeder SCS	(Luxembourg)
Kartesia Credit Opportunities V SCS	(Luxembourg)
Kartesia Securities V S.á.r.l.	(Luxembourg)
Kartesia Senior Opportunities I SCS, SICAV-RAIF	(Luxembourg)
KSO I Unlevered S.á.r.l.	(Luxembourg)
KASS Unleveled S.á.r.l.	(Luxembourg)
KSO I Topco S.á.r.l.	(Luxembourg)
Kartesia Credit Opportunities V SCS	(Luxembourg)
Kartesia Securities V S.á.r.l.	(Luxembourg)
Kartesia Credit Opportunities VI Feeder SCS	(Luxembourg)
Kartesia Credit Opportunities VI SCS	(Luxembourg)
Kartesia Securities VI SCS S.á.r.l.	(Luxembourg)
Kartesia VI Topco S.á.r.l.	(Luxembourg)
Kartesia Impact Fund I SCS	(Luxembourg)
Kartesia Impact I SV	(Luxembourg)
Kartesia Polystrategy Fund SCS SICAV-RAIF	(Luxembourg)
KSO Evergreen S.á.r.l.	(Luxembourg)
Kartesia Senior Opportunities II Feeder SCS	(Luxembourg)
Kartesia Senior Opportunities II SCS SICAV RAIF	(Luxembourg)
KASS Unlevered II S.á.r.l.	(Luxembourg)
KSO II Topco S.á.r.l.	(Luxembourg)
Kartesia Asset Finance III GP S.á.r.l.	(Luxembourg)
Kartesia Asset Finance III SCA SICAV-RAIF	(Luxembourg)
Kartesia Asset Finance III Securitization Vehicle S.á.r.l.	(Luxembourg)
Flexam Invest Asset Management	(France)	(51%)
FIAM HLD SAS	(France)
Flexam Invest France Management SAS	(France)
Flexam Tangible Asset Income Fund II SLP	(France)
Flexam Invest Lux Management S.á.r.l.	(Luxembourg)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Flexam Tangible Asset Income Fund S.C.A., SICAV-RAIF	(Luxembourg)
Flexam Invest Operations S.á.r.l.	(Luxembourg)
Candriam Luxco S.a.r.l.	(Luxembourg)	(“CANLUXS”)
Candriam	(Luxembourg)	(“CANLUX”) (CG: 64%; Belfius Bank: 33%; 62 Senior Employees: 43%; 1 share held by CANLUXS)
Candriam Belgian Branch
Candriam France Branch
Candriam UK Establishment
Candriam Germany Branch
Candriam US Branch
Candriam Spain Branch
Candriam Netherlands Branch	(Luxembourg)
Candriam MENA Branch	(Dubai, UAE)
Candriam Nordic Branch	(Sweden)
Candriam Monétaire SICAV	(France)	(CIG: 0.41%)
Candriam Switzerland LLC	(Switzerland)
Candriam GP	(Luxembourg)
Candriam Tristan Real Estate Fund (RAIF)	(Luxembourg)
Candriam GP PA	(Luxembourg)
Candriam Private Assets	(Luxembourg)
Kartesia Credit ELTIF	(Luxembourg)
CPA Kartesia Securities	(Luxembourg)
Kartesia Credit FFS	(Luxembourg)
ATA Holdco Luxembourg S.á.r.l.	(Luxembourg)	(Candriam: 66.7%, Apogem Capital LLC: 33.3%)
Andera Partners	(France)	(ATA Holdco: 40%)
Andera Expansion GP	(France)
Andera Expansion 3 S.L.P.	(France)
ANDERA EXPANSION 4 S.L.P	(France)
Andera Smart Infra GP	(France)
ANDERA SMART INFRA 1 S.L.P	(France)
ANDERA SMART INFRA 2 S.L.P	(France)
ANDERA SMART INFRA REMPLOI S.L.P	(France)
Terra Nea 1 GP	(France)
TERRA NEA 1 SLP	(France)
Andera MidCap GP	(France)
Andera MidCap GP 5 S.L.P.	(France)
Andera MidCap GP 6 S.L.P.S.	(France)
Acto V GP	(France)
ACTO V S.L.P.	(France
ACI GP	(France
ACI II S.L.P.	(France)
ACI Vintage II S.L.P.	(France)
ACI Vintage III S.L.P.	(France)
ACI I, SCA SICAV-FIAR	(Luxembourg)
Rio Holding Secondary	(France)
Andera Partners España SL	(Spain)
Belfius Fund	(Luxembourg)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Belfius Fund Target Income 2032		(0.00%)
Belfius Equities	(Belgian)	(0.00%)
IZNES SAS	(Luxembourg)	(2%)
Belfius Investment Partners	(Luxembourg)	(0.01%)
S.W.I.F.T. SCRL	(Luxembourg)	(0.02%)
Cordius	(Luxembourg)	(CANLUX: 11.55%)
Cordius CIG		(CANLUX: 100%)
Candriam Absolute Return	(Luxembourg)	(CIG: 0.35%)
Candriam Absolute Return Equity Market Neutral	(Lux)	(0.00%)
Candriam Bonds	(Luxembourg)
Candriam Bonds Capital Securities		(CIG: .0.001%)
Candriam Bonds Convertible Defensive		(0.00%)
Candriam Bonds Convertible Opportunities		(0.00%)
Candriam Bonds Credit Alpha		(0.00%)
Candriam Bonds Credit Opportunities		(0.00%)
Candriam Bonds Emerging Debt Local Currencies		(CIG: 0.01%)
Candriam Bonds Emerging Markets		(0.01%)
Candriam Bonds Emerging Corporate		(CIG: 0.02%)
Candriam Bonds Emerging Markets Total Return		(CIG: 0.01%)
Candriam Bonds Euro		(0.00%)
Candriam Bonds Euro Corporate		(0.00%)
Candriam Bonds Euro Corporate 2036		(CIG: 0.02%)
Candriam Bonds Euro Corporate Ex Financials		(0.00%)
Candriam Bonds Euro Diversified		(0.00%)
Candriam Bonds Euro Government		(0.00%)
Candriam Bonds Euro High Yield		(CIG: 0.08%)
Candriam Bonds Euro Short Term		(0.00%)
Candriam Bonds Euro Long Term		(CIG: 0.02%)
Candriam Bonds Floating Rate Notes		(0.00%)
Candriam Bonds Global Government		(0.00%)
Candriam Bonds Global High Yield		(0.00%)
Candriam Bonds Global Inflation Short Duration		(0.00%)
Candriam Bonds Global Sovereign Quality		(0.00%)
Candriam Bonds International		(CIG: 0.02%)
Candriam Bonds Total Return		(CIG: 0.01%)
Candriam Bonds US Corporate		(CIG: 0.00%)
Candriam Business Equities	(Belgium)	(0.00%)
Candriam Business Equities EMU		(0.00%)
Candriam Business Equities Global Income		(0.00%)
Candriam Diversified Futures		(CIG: 0.02%)
Candriam Equities L	(Luxembourg)	(NYLIAC: 0.34%)
Candriam Equities L Qustralia		(CIG: 0.01%)
Candriam Equities L Biotechnology		(0.00%)
Candriam Equities L Emerging Markets		(0.00%)
Candriam Equities L EMU		(CIG: 0.02%)
Candriam Equities L ESG Market Neutral Edge		(NYLIAC: 95.86%; CIG: 0.03%)
Candriam Equities L Europe		(CIG: 0.02%)
Candriam Equities L Europe Edge		(CIG: 0.01%)
Candriam Equities L Europe Innovation		(0.01%)
Candriam Equities L Europe Optimum Quality		(CIG: 0.01%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Candriam Equities L European Autonomy		(CIG: 100%)
Candriam Equities L Global Demography		(0.00%)
Candriam Equities L Global Income		(CIG: 0.04%)
Candriam Equities L Japan Edge		(CIG: 0.01%)
Candriam Equities L Life Care		(0.00%)
Candriam Equities Merger Arbitrage		(CIG: 0.02%)
Candriam Equities L Oncology Impact		(0.00%)
Candriam Equities L Risk Arbitrage Opportunities		(CIG: 0.03%)
Candriam Equities L Robotics & Innovation Technology		(0.00%)
Candriam Equities L US Edge		(CIG: 0.00%)
Candriam Equities L World Edge		(NYLIAC: 60.69%; CIG: 0.03%)
Candriam Fund	(Luxembourg)	(0.00%)
Candriam Fund Sustainable Euro Corporate Bonds Fossil Free		(0.00%)
Candriam Fund Sustainable European Equities Fossil Free		(0.00%)
Candriam Impact One	(Luxembourg)	(NYLIAC: 30.62%)
Candriam Index Arbitrage	(Luxembourg)	(0.00%)
Candriam L	(Luxembourg)	(CIG: .01%)
Candriam L Alternative Multi-Strategies		(CIG: .04%)
Candriam L Balanced Asset Allocation		(0.00%)
Candriam L Conservative Asset Allocation		(0.00%)
Candriam L Dynamic Asset Allocation		(CIG: .15%)
Candriam L Multi-Asset Income		(0.00%)
Candriam L Multi-Asset Income & Growth		(CIG: 0.01%)
Candriam Long Short Credit		(0.00%)
Candriam M		(CIG: 12.27%)
Candriam M Impact Finance		(CIG: 12.27%)
Candriam Money Market	(Luxembourg)	(CIG: 0.28%)
Candriam Money Market Euro		(CIG: 0.14%)
Candriam Money Market Euro AAA		(0.46%)
Candriam Money Market USD Sustainable		(CIG: 0.00%)
Candriam Patrimoine Obli-Inter	(Luxembourg)	(0.00%)
Candriam Private Assets		(NYLIAC: 78.74%)
Candriam Private Assets – Kartesia Credit		(NYLIAC: 78.74%)
Candriam Risk Arbitrage	(Luxembourg)	(CIG: 9.03%)
Candriam Sustainable	(Luxembourg)	(CIG: 0.02%)
Candriam Sustainable Bond Emerging Markets		(0.00%)
Candriam Sustainable Bond Euro		(0.00%)
Candriam Sustainable Bond Euro Corporate		(0.00%)
Candriam Sustainable Bond Euro Short Term		(0.00%)
Candriam Sustainable Bond Global		(CIG: 0.11%)
Candriam Sustainable Bond Global High Yield		(0.00%)
Candriam Sustainable Bond Impact		(NYLIAC: 5.89%)
Candriam Sustainable Defensive Asset Allocation		(CIG: 0.01%)
Candriam Sustainable Equity Children		(CIG: 0.01%)
Candriam Sustainable Equity Circular Economy		(0.00%)
Candriam Sustainable Equity Climate Action		(0.00%)
Candriam Sustainable Emerging Markets		(0.00%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Candriam Sustainable Emerging Markets Ex-China		(CIG: 0.01%)
Candriam Sustainable Equity EMU		(0.00%)
Candriam Sustainable Equity Europe		(0.00%)
Candriam Sustainable Equity Europe Small & Mid Caps		(CIG: 0.01%)
Candriam Sustainable Equity Future Mobility		(CIG: 0.01%)
Candriam Sustainable Equity Equity Japan		(0.00%)
Candriam Sustainable Equity Quant Europe		(0.00%)
Candriam Sustainable Equity US		(CIG: 0.01%)
Candriam Sustainable Equity Water		(CIG: 90.07%)
Candriam Sustainable Equity World		(0.00%)
Candriam Sustainable Money Market Euro		(0.00%)
Candriam World Alternative	(Luxembourg)	(CIG: 14.15%)
Candriam World Alternative Alphamax		(CIG: 14.18%)
Cleome Index	(Luxembourg)	(0.00%)
Cleome Index EMU Equities		(0.00%)
Cleome Index Euro Corporate Bonds		(0.00%)
Cleome Index Euro Government Bonds		(0.00%)
Cleome Index Euro Long Term Bonds		(0.14%)
Cleome Index Euro Short Term Bonds		(CIG: 0.01%)
Cleome Index Europe Equities		(0.00%)
Cleome Index USA Equities		(0.00%)
Cleome Index World Equities		(CIG: 0.01%)
NYLI GF	(Luxembourg)	(NYLIMH: 16.11%; NYLIAC: 28.03%; CIG: 0.02%)
NYLI GF AUSBIL Global Essential Infrastructure		(NYLIMH: 12.15%; NYLIAC: 49.02%)
NYLI GF AUSBIL Global Small Cap		(NYLIMH: 98.99%; CIG: 0.02%)
NYLI GF US High Yield Corporate Bonds		(NYLIMH: 0.00%; CIG: 0.04%)
Paricor	(Belgium)	(CIG: 0.07%)
Paricor Patrimonium	(Belgium)	(CIG: 0.07%)
IndexIQ		(CIG: 0.48%)
IndexIQ Factors Sustainable Corporate Euro Bond		(CIG: 0.50%)
IndexIQ Factors Sustainable Europe Equity		(CIG: 0.63%)
IndexIQ Factors Sustainable Japane Equity		(CIG: 0.26%)
CGH UK Acquisition Company Limited	(UK)
Tristan (Holdings) Limited	(UK)
EPISO 3 Feeder (GP) Limited	(Scotland)	(40%)
EPISO 3 Feeder LP	(Scotland)
Tristan Equity Partners (GP) Limited	(UK)
Tristan Equity Partners LP	(UK)
Tristan Capital Partners Holdings Limited (“TCPH”)	(England & Wales)	(80%) (Tristan Partners LP: 20%)
EPISO 3 Co-Investment (GP) Limited	(Scotland)
EPISO 3 Co-Investment LP	(Scotland)
TIPS One Co-Investment GP Sarl	(Luxembourg)
TIPS Co-Investment SCSp	(Luxembourg)
TCP Incentive Partners (GP) Sarl	(Luxembourg)
TCP Incentive Partners SCSp	(Luxembourg)
TCP Co-Investment (GP) Sarl	(Luxembourg)
TCP Co-Investment SCSp	(Luxembourg)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
CCP III Co-Investment (GP) Limited	(Scotland)
CCP III Co-Investment LP	(United Kingdom)
CCP IV Co-Investment LP	(Scotland)
EPISO 4 Co-Investment LLP	(United Kingdom)
EPISO 4 (GP) LLP	(United Kingdom)
EPISO 4 Incentive Partners LLP	(England & Wales)	(4.7%)
CCP 5 Co-Investment LLP	(England & Wales)	(100%)
Tristan Capital Limited	(England & Wales)	(100%)
Tristan Capital Partners LLP	(England & Wales)	(80%; CGH 0.5%; 19% other members)
CCP III (GP) LLP	(England & Wales)	(50%)
CCP III Incentive Partners (GP) Limited	(Scotland)
CCP III Incentive Partners LP	(Scotland)
Curzon Capital Partners III (GP) Limited	(England & Wales)
CCP III (GP) LLP	(England & Wales)	(99%, 1% held by TCP LLP)
Curzon Capital Partners III LP	(LUX)
Curzon Capital Partners IV GP Limited	(United Kingdom)
CCP IV (GP) LLP	(United Kingdom)	(99%, 1% held by TCP LLP)
Curzon Capital Partners IV LP	(United Kingdom)
Curzon Capital Partners IV S.a.r.l.	(LUX)
CCP IV Bolt FinCo S.a.r.l.	(LUX)
Curzon IV IREF 1 Holding Sarl	(LUX)
CCP IV IREF 1	(ITA)
CCP IV Bolt 1 Sarl	(LUX)
Stratford City Offices Jersey Unit
Bolt Nominee 1 Limited	(UK)
Bolt Nominee 2 Limited	(UK)
CCP IV Bolt 2 Sarl	(LUX)
CCP IV Erneside Holding Sarl	(LUX)	(99.99976%)
CCP IV France Investments Sarl	(LUX)
OPPCI CCP IV France Investments	(FRA)
SCI Escape Cordeliers	(FRA)	(1 share held by CCP IV France Investments Sarl)
The Forum, Solent, Management Company Limited	(UK)
SBP Management Limited	(UK)	(27.83%)
CCP IV (GP) S.á.r.l.
CCP IV Keirin Luxembourg S.á.r.l.	(LUX)
CCP IV SCSp	(LUX)	(74%)
Keirin Holding S.á.r.l.	(LUX)
CCP IV UK Holding S.á.r.l.	(LUX)
Cardiff Gate RP Limited	(LUX)
Rotherham Foundry RP Limited	(LUX)
Warrington Riverside RP Limited	(LUX)
Birmingham Ravenside RP Limited	(LUX)
Walsall Bescot RP Limited	(LUX)
RW Sofas Limited	(LUX)
Bangor Springhill RP Limited	(LUX)
EPISO 3 Incentive Partners (GP) Limited	(Scotland)
EPISO 3 Incentive Partners LP	(Scotland)
EPISO 3 (GP) LLP	(United Kingdom)	(64%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
European Property Investors Special Opportunities 3 LP	(UK)
EPISO 3 L.P.	(UK)
EPISO 3 Luxembourg Holding Sarl	(LUX)
EPISO 3 Wave Holding Sarl	(LUX)
EPISO 4 (GP) II Sarl	(Luxembourg)
EPISO 4 Student Housing SCSp	(Luxembourg)
EPISO 4 (GP) LLP	(United Kingdom)
European Property Investors Special Opportunities 4 LP	(UK)
EPISO 4 Caesar Holding Sarl	(LUX)
Trophy Value Added Fund	(Italy)	(74.15%)
EPISO 4 Luxembourg Holding Sarl	(LUX)
EP Office 1 Spzoo	(POL)
EP Office 2 Spzoo	(POL)
EP Retail Spzoo	(POL)
EP Apartments Spzoo	(POL)
EP Hotel Spzoo	(POL)
EPISO 4 Twilight GP Limited	(UK)
EPISO 4 Twilight LP	(UK)
Twilight Ireland PRS Properties Eclipse DAC	(IRL)
EPISO 4 West Holding Sarl	(LUX)	(97.5%)
EPISO 4 Atrim Sarl	(LUX)
EPISO 4 Banbridge Sarl	(LUX)
EPISO 4 France Investments Sarl	(LUX)	(90%)
OPPCI EPISO 4 France Investments	(FRA)	(1 share held by SCI VDF)
SAS VDF	(FRA)
SCI VDF	(FRA)
EPISO 4 Switch Holding Sarl	(LUX)
E4 Switch Norway AS	(Norway)	(80%)
EPISO 4 Pilgrim Holding Sarl	(Luxembourg)
TP Property Sarl	(LUX)
TB Property (Plymouth) Limited	(England & Wales)
TB Property Developments (Plymouth) Limited	(England & Wales)
EPISO 4 Lynx Holding Sarl	(LUX)	(97.6%)
EPISO 4 Lynx Sarl	(LUX)
EPISO 4 Lynx Marketing Sarl	(LUX)
CCP 5 Pool Partnership GP Limited	(Jersey)
CCP 5 Pool Partnership SLP	(Jersey)
CCP 5 GP LLP	(United Kingdom)	(80%)
Curzon Capital Partners 5 Long-Life LP	(United Kingdom)
CCP 5 (GP) S.a.r.l.	(Luxembourg)
Curzon Capital Partners 5 Long-Life SCA SICAV-SIF	(United Kingdom)
CCP 5 Jersey Fragco 1 Limited	(Jersey)
CCP 5 Jersey Fragco 2 Limited	(Jersey)
CCP 5 Jersey Fragco 3 Limited	(Jersey)
CCP 5 Jersey Fragco 4 Limited	(Jersey)
CCP 5 Jersey Fragco 5 Limited	(Jersey)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
CCP 5 Jersey Fragco 6 Limited	(Jersey)
CCP 5 Jersey Fragco 7 Limited	(Jersey)
CCP 5 Jersey Fragco 8 Limited	(Jersey)
CCP 5 Jersey Fragco 9 Limited	(Jersey)
CCP 5 Jersey Fragco 10 Limited	(Jersey)
CCP 5 Jersey Fragco 11 Limited	(Jersey)
CCP 5 Long-Life Luxembourg S.a.r.l.	(Luxembourg)
CCP 5 LL GP Sárl	(Luxembourg)
Curzon Capital Partners 5 Long Life SCSp	(Luxembourg)
EPISO 5 Incentive Partners GP Limited	(Jersey)
EPISO 5 Incentive Partners SLP	(Jersey)
EPISO 5 (GP) Sárl	(Luxembourg)
European Property Investors Special Opportunities 5 LP	(Luxembourg)
EPISO 5 Luxembourg Holding S.á.r.l.	(Luxembourg)
EPISO 5 Portfolio GP S.á.r.l.	(Luxembourg)
EPISO 5 Silver JV SCSp	(Luxembourg)
Sterling Square Holdings S.á.r.l.	(Luxembourg)
European Property Investors Special Opportunities 5 SCSp-SICAV-SIF	(Luxembourg)
EPISO 5 Co-Investment SCSp	(Luxembourg)
EPISO 6 UK Portfolio GP Limited	(UK)	(“EPISO 6 UK”)
EPISO 6 (GP) S.á.r.l.	(Luxembourg)
EPISO 6 Co-Investment SCSp	(Luxembourg)
European Property Investors Special Opportunities 6 SCSp SICAV-SIF	(Luxembourg)
E6 France Investments FPS-SICAV	(France)	(90.79%)
EPISO 6 UK Investment Holdings Limited	(Jersey)	(64%) (“EPISO 6”)
EPISO 6 Pegasus Holding Limited	(UK)	(100%)
Pegasus Investment Partners LLP	(UK)	(97.5%)
Pegasus Affordable Limited	(UK)	(62%)
Zen Housing Limited	(UK)	(62%)
Zen Housing Investments Ltd.	(UK)
Zen Housing 2 Ltd.	(UK)
Zen Rented Ltd.	(UK)
EPISO 6 Waterfall Top Holdings Limited	(England & Wales)	(64%)
EPISO 6 Waterfall LP	(England & Wales)	(64%)
Waterfall HoldCo Limited	(England & Wales)
Waterfall PropCo Limited	(England & Wales)
Waterfall PropCo Limited	(England & Wales)
Bury South Management Company Limited	(England & Wales)	(39%)
Crossway Management Company Limited	(England & Wales)	(16%)
Turbine Management Company Limited	(England & Wales)	(21%)
EPISO 6 Phoenix JV LLP	(UK)	(EPISO 6 UK: 50%; EPISO 6: 50%)
Phoenix Core Holdco Limited	(UK)
Phoenix Core Propco Limited	(UK)	(“CorePropco”)
Cody TP Management Company Limited		(CorePropco – GP Guarantor 100%, DevCo - Guarantor)
EPISO 6 Luxembourg Holding S.á.r.l.	(LUX)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Phoenix Development Holding S.á.r.l.	(LUX)	(99%, TP:1%)
Phoenix DevCo Sarl	(LUX)	(“DevCo”)
EPISO 6 Spectre JV S.á.r.l.	(LUX)
EPISO 6 Spectre 1 Holding S.á.r.l.	(Luxembourg)
EPISO 6 Spectre 2 Holding S.á.r.l.	(Luxembourg)
EPISO 6 Spectre 3 Holding S.á.r.l.	(Luxembourg)
EPISO 6 Curado Holding S.á.r.l.	(Luxembourg)
Claybrook, S.L.	(Spain)	(90%)
Barnfield Spain, S.L.	(Spain)
EPISO 6 Macbeth Holding S.á.r.l.	(Luxembourg)
Macbeth 4 SRL	(Belgium)
Montague 1 S.á.r.l.	(LUX)
EPISO 6 Moomin Holding S.á.r.l.	(LUX)
EPISO 6 Siem Holding S.á.r.l.	(LUX)
EPISO 6 Siem S.á.r.l.	(LUX)
EPISO 6 Emerald Holdings S.á.r.l.	(LUX)	(96%)
BCRE Leipzig Wohnen Nord B.V.
BCRE Leipzig Wohnen Ost B.V.
BCRE Leipzig West Ost B.V.
TAG Leipzig-Immobilien GmbH
EPISO 6 Platinum Holding S.a.r.l.	(Luxembourg)
Frankfurt Wohnland GmbH	(Germany)
EPSIO 6 MB Holding S.a.r.l.	(Luxembourg)	(90%)
MB Property 1 S.a.r.l.	(Luxembourg)
Hella Acquico GP S.á.r.l.	(Luxembourg)
Hella Acquico GP SCSp	(Luxembourg)
Hella Holding S.á.r.l.	(Luxembourg)	(96%)
H Main Holding S.á.r.l.	(Luxembourg)
H Main 1 S.á.r.l.	(Luxembourg)
H Main 2 S.á.r.l.	(Luxembourg)
H Main 3 S.á.r.l.	(Luxembourg)
H Main 4 S.á.r.l.	(Luxembourg)
H Main 5 S.á.r.l.	(Luxembourg)
H Main 6 S.á.r.l.	(Luxembourg)
H Main 7 S.á.r.l.	(Luxembourg)
EPISO 6 Nexus Holding S.a.r.l.	(Luxembourg)
Aventos Eta Investment GmbH
EPISO 6 Nexus MidCo S.a.r.l.	(Luxembourg)
EPISO 6 Manor GP S.a.r.l.	(Luxembourg)
EPISO 6 Manor JV SCSp	(Luxembourg)
EPISO 6 Manor Holding S.a.r.l.	(Luxembourg)
Manor Property S.a.r.l.	(Luxembourg)
Manor Devco Limited	(UK)
EPISO 6 Northface Holding S.a.r.l.	(Luxembourg)
Northface 1 S.a.r.l.	(Luxembourg)
Northface 2 S.a.r.l.	(Luxembourg)
Northface 3 Fixtures S.a.r.l.	(Luxembourg)
EPISO 6 Panther Co-Investment SCSp (Jersey) GP Limited	(Jersey)	(92.15%)
EPISO 6 Panther (Jersey) GP Limited	(Jersey)	(90%)
EPISO 6 Panther (Jersey) JV SLP	(Jersey)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
EPISO 6 Panther (Jersey) Holdco Limited	(Jersey)
EPISO 6 Panther Property Limited	(Jersey)
Point A Hotels (Web) Limited	(UK)
Point A Hotels Limited	(UK)
Raag St. Andrew Hotel Limited	(UK)
Patrizia Hanover (St. Andrew) PUT	(Jersey)
Raag Hotels Limited	(Jersey)
QMK Pub Westminster Limited	(UK)
RAAG OBS Limited	(Jersey)
QMK OBS Limited	(IRL)
Raag Dublin Limited	(Jersey)
Raag QMK Dublin Limited	(IRE)
Raag Kensington Holdings Limited	(Jersey)
Raag Kensington Hotel Limited	(Jersey)
QMK Kensington Limited	(UK)
Raag Westminster Holdings Limited	(Jersey)
Raag Westminster Hotel Limited	(Jersey)
QMK Westminster Limited	(UK)
Raag Liverpool Street Holdings Limited	(Jersey)
Raag Liverpool Street Hotel Limited	(Jersey)
QMK Liverpool Street Limited	(UK)
Raag Kings Cross Holdings Limited	(Jersey)
Raag Kings Cross Hotel Limited	(Jersey)
QMK KX Limited	(UK)
Raag Paddington Holdings Limited	(Jersey)
Raag Paddington Hotel Limited	(Jersey)
QMK Paddington Limited	(UK)
Raag Canary Wharf Limited	(Jersey)
QMK Canary Wharf Limited	(UK)
Raag Shoreditch Limited	(Jersey)
QMK Shoreditch Limited	(UK)
Raag Aberdeen	(Jersey)
QMK Management Limited	(UK)
EPISO 6 Panther Co-Investment (GP) S.a.r.l.	(Luxembourg)
EPISO 6 Tiger Co-Investment SCSp	(Luxembourg)
EPISO 6 Tiger GP Limited	(UK)
EPISO 6 Tiger JV LLP	(UK)
EPISO 6 Tiger Hotels Limited	(UK)
easyHotel Limited	(UK)
easyHotel Top Holdco Limited	(UK)
easyHotel New UK Mezz Holdco Limited	(UK)
easyHotel New UK Parent Holdco Limited	(UK)
easyHotel New UK Master Holdco Limited	(UK)
easyHotel New UK Limited	(UK)
easyHotel Italy Holdings S.R.L.	(Italy)
easyHotel France SAS	(France)
easyHotel Nice Holdings SAS	(France)
CGH SAS	(France)
SC Nice Hotel	(France)	(99%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
easyHotel France Paris CDG SAS	(France)
easyHotel France Aubervilliers SAS	(France)
easyHotel France Marseille Opco SAS	(France)
easyHotel France Marseille Propco SAS	(France)
easyHotel Fira, S.L.	(Spain)
easyHotel Spain S.L.	(Spain)
easyHotel Spain Holdings S.L.	(Spain)
eH Barcelona Meridiana OpCo S.L.	(Spain)
easyHotel Meridiana PropCo S.L.	(Spain)
eH Alicante OpCo S.L.	(Spain)
EasyHotel Alicante PropCo S.L.	(Spain)
eH Valencia OpCo S.L.	(Spain)
easyHotel Valencia PropCo S.L.	(Spain)
eH Madrid Fleta OpCo S.L.	(Spain)
easyHotel Spain Madrid Fleta PropCo S.L.	(Spain)
easyHotel Ireland HoldCo Limited	(Ireland)
easyHotel Ireland Limited	(Ireland)
easyHotel UK Holdings Limited	(UK)
easyHotel Birmingham Limited	(UK)
easyHotel Ipswich Limited	(UK)
easyHotel Milton Keynes Limited	(UK)
easyHotel Leeds Limited	(UK)
easyHotel Cardiff Limited	(UK)
easyHotel Liverpool Limited	(UK)
easyHotel Manchester Limited	(UK)
easyHotel Sheffield Limited	(UK)
easyHotel Glasgow Limited	(UK)
easyHotel Shoreditch Limited	(UK)
easyHotel Croydon Limited	(UK)
easyHotel BidCo No. 1 Limited	(UK)
easyHotel BidCo No. 2 Limited	(UK)
Benelux Budget Hotel Holding (BBHH) B.V.	(Netherlands)
Benelux Budget Hotel Management (BBHM) B.V.	(Netherlands)
AMSOCS Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie 1 B.V.	(Netherlands)
DHCC Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie II B.V.	(Netherlands)
RDCC Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie III B.V.	(Netherlands)
AMSAB Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie 4 B.V.	(Netherlands)
Benelux Hotel Exploitatie 6 B.V.	(Netherlands)
DHSCH Hotel B.V.	(Netherlands)
Benelux Hotel Exploitatie 7 B.V.	(Netherlands)
Argent Office N.V.	(Belgium)
BHRE 4 (Masstricht) B.V.	(Netherlands)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
BHRE 1 B.V.	(Netherlands)
Benelux Hotel Exploitatie 8 B.V.	(Netherlands)
Benelux Hotel Exploitatie 5 N.V.	(Belgium)
easyHotel Oxford OpCo Limited	(UK)
easyHotel Newcastle OpCo Limited	(UK)
TIPS One Incentive Partners GP Limited	(Jersey)
TIPS One Incentive Partners SLP	(Jersey)
TIPS One GP Sarl	(Luxembourg)
Tristan Income Plus Strategy One SCSp	(Luxembourg)
TIPS One Alpha Holdings Sarl	(Luxembourg)
TIPS One Alpha PV I Sarl	(Luxembourg)
TIPS One Co-Investment GP Sarl	(Luxembourg)
TIPS One Co-Investment SCSp	(Luxembourg)
CCP IV (GP) LLP	(England & Wales)	(50%)
Curzon Capital Partners IV (GP) Limited	(England & Wales)
CCP 5 GP LLP	(England & Wales)	(33%) (2 individual members)
CCP 5 Pool Partnership GP Limited	(Jersey)
CCP 5 Pool Partnership SLP	(Jersey)
Tristan Capital Partners Asset Management Limited	(England & Wales)
TCP Spain, SL	(Spain)	(64.5%)
TCP France	(France)
TCP NL BV	(Netherlands)
TCP Poland Spolka z ograniczoną odpowiedzialnoscią	(Poland)
Tristan Capital Management Company S.a.r.l.	(Luxembourg)
TCP Co-Investment (GP) S.à.r.l.	(Luxembourg)
TCP Co-Investment SCSp	(Luxembourg)
German Property Performance Partners Investors Feeder Verwaltungs GmbH	(Germany)
EPISO 4 (GP) S.à.r.l.	(Luxembourg)
EPISO 4 SCSp	(Luxembourg)
EPISO 4 (GP) II S.à.r.l.	(Luxembourg)
EPISO 4 Student Housing SCSp	(Luxembourg)
Ausbil Investment Management Limited	(Australia)	(“AUSBIL”) (81.14%)
Ausbil Australia Pty. Ltd.	(Australia)
Ausbil Asset Management Pty. Ltd.	(Australia)
Ausbil Global Infrastructure Pty. Limited	(Australia)	(55%) (45% owned by 4 employees)
Ausbil Investment Management Limited Employee Share Trust	(Australia)	(Ausbil: 100%)
Ausbil Global SmallCap Fund	(Australia)	(NYLIAC: 23.11%) (no authority to manage fund, AUSBIL has sole authority)
Ausbil Long Short Focus Fund	(Australia)	(NYLIAC: 32.23%)
Ausbil CORE Global Listed Infrastructure Fund		(NYLIAC: 100%) (no authority to manage fund, AUSBIL has sole authority)
NYLIFE Distributors LLC	(Delaware)
Flatiron RR LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
Flatiron RR II LLC	(Delaware)	(NYLInvestors Series A: 100%; Tetragon Credit Income V L.P. Series B: 100%)
Flatiron RR CLO 30 LLC	(Delaware)
Flatiron CLO 2013-1-Ltd.	(Cayman Islands)	(NYL: 0%) (NYLIC: 25% equity)
Flatiron CLO 2015-1 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors Approx. 59.155% Equity)
Flatiron CLO 17 Ltd.	(Cayman Islands)	(NYL: 0%) (NYLIC: 4.09% debt, NYL Investors 54% equity)
Flatiron CLO 18 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 100% Equity)
Flatiron CLO 19 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 20 Ltd.	(Cayman Islands)	(NYL: 0%) (NYL Investors 62% Equity)
Flatiron CLO 21 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron RR CLO 22 LLC	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 24 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 25 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 26 Ltd.	(Jersey)	(NYL: 0%)
Flatiron CLO 23 LLC	(Delaware)
Flatiron RR CLO 27 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 28 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron RR LLC, Manager Series	(Delaware Series LLC)	(Series A)
Flatiron RR LLC, Retention Series	(Delaware Series LLC)	(Series B)
Flatiron CLO 29 Ltd.
Flatiron RR CLO 30 Ltd.	(Cayman Islands)	(NYL: 0%)
Flatiron CLO 31 Ltd.
Flatiron CLO 32 Ltd.
Flatiron CLO 33 Ltd.
Flatiron CLO 34 Ltd.		(NYL Investors 70%)
Stratford CDO 2001-1 Ltd.	(Cayman Islands)
NYLIFE LLC	(Delaware)
Eagle Strategies LLC	(Delaware)
New York Life Capital Corporation	(Delaware)
New York Life Trust Company	(New York)
NYLIFE Securities LLC	(Delaware)
NYLINK Insurance Agency Incorporated	(Delaware)
Silver Spring, LLC	(Delaware)
Silver Spring Associates, L.P.	(Pennsylvania)
SCP 2005-C21-002 LLC	(Delaware)
SCP 2005-C21-003 LLC	(Delaware)
SCP 2005-C21-006 LLC	(Delaware)
SCP 2005-C21-007 LLC	(Delaware)
SCP 2005-C21-008 LLC	(Delaware)
SCP 2005-C21-009 LLC	(Delaware)
SCP 2005-C21-017 LLC	(Delaware)
SCP 2005-C21-018 LLC	(Delaware)
SCP 2005-C21-021 LLC	(Delaware)
SCP 2005-C21-025 LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
SCP 2005-C21-031 LLC	(Delaware)
SCP 2005-C21-036 LLC	(Delaware)
SCP 2005-C21-041 LLC	(Delaware)
SCP 2005-C21-043 LLC	(Delaware)
SCP 2005-C21-044 LLC	(Delaware)
SCP 2005-C21-048 LLC	(Delaware)
SCP 2005-C21-061 LLC	(Delaware)
SCP 2005-C21-063 LLC	(Delaware)
SCP 2005-C21-067 LLC	(Delaware)
SCP 2005-C21-069 LLC	(Delaware)
SCP 2005-C21-070 LLC	(Delaware)
NYMH-Ennis GP, LLC	(Delaware)
NYMH-Ennis, L.P.	(Texas)
NYMH-Freeport GP, LLC	(Delaware)
NYMH-Freeport, L.P.	(Texas)
NYMH-Houston GP, LLC	(Delaware)
NYMH-Houston, L.P.	(Texas)
NYMH-Plano GP, LLC	(Delaware)
NYMH-Plano, L.P.	(Texas)
NYMH-San Antonio GP, LLC	(Delaware)
NYMH-San Antonio, L.P.	(Texas)
NYMH-Stephenville GP, LLC	(Delaware)
NYMH-Stephenville, L.P.	(Texas)
NYMH-Taylor GP, LLC	(Delaware)
NYMH-Taylor, L.P.	(Texas)
NYMH-Attleboro MA, LLC	(Delaware)
NYMH-Farmingdale, NY LLC	(Delaware)
NYLMDC-King of Prussia GP, LLC	(Delaware)
NYLMDC-King of Prussia Realty, LP	(Delaware)
Country Place LP	(Delaware)
Country Place JV LLC	(Delaware)
REEP-MF Salisbury Square Tower One TAF LLC	(Delaware)	(NYLIC: 95.5%; NYLIAC: 0.5%)
REEP-DRP Salisbury Square Tower One TAB JV LLC	(Delaware)	(LLC: 80%)
Salisbury Square Tower One LLC	(Delaware)
REEP-MF Salisbury Square Tower Two TAF LLC	(Delaware)	(inactive)
REEP-DRP Salisbury Square Tower Two TAB JV LLC	(Delaware)	(inactive)
REEP-MF Salisbury Square TAF LLC	(Delaware)	(inactive)
REEP-IND MCP WEST NC LLC	(Delaware)
Cumberland Properties LLC	(Delaware)
NYLife Real Estate Holdings LLC	(Delaware)
Huntsville NYL LLC	(Delaware)
REEP-IND Forest Park NJ LLC	(Delaware)
FP Building 4 LLC	(Delaware)
FP Building 1-2-3 LLC	(Delaware)
FP Building 17, LLC	(Delaware)
FP Building 20, LLC	(Delaware)
FP Mantua Grove LLC	(Delaware)
FP Lot 1.01 LLC	(Delaware)
REEP-IND NJ LLC	(Delaware)
NJIND JV LLC	(Delaware)	(93%)
NJIND Hook Road LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
NJIND Bay Avenue LLC	(Delaware)
NJIND Bay Avenue Urban Renewal LLC	(Delaware)
NJIND Corbin Street LLC	(Delaware)
REEP-MF Cumberland TN LLC	(Delaware)
Cumberland Apartments, LLC	(Tennessee)
REEP-MF Marina Landing WA LLC	(Delaware)
REEP-MF Woodridge IL LLC	(Delaware)
REEP-RTL SASI GA LLC	(Delaware)
REEP-RTL Bradford PA LLC	(Delaware)
REEP-RTL CTC NY LLC	(Delaware)
5005 LBJ Tower LLC	(Delaware)	(97%)
REEP-OFC/RTL MARKET ROSS TX LLC	(Delaware)
MARKET ROSS TX JV LLC	(Delaware)	(98.7%)
MARKET ROSS TX GARAGE OWNER LLC	(Delaware)
MARKET ROSS TX OFFICE OWNER LLC	(Delaware)
MARKET ROSS TX RETAIL OWNER LLC	(Delaware)
REEP-OFC Mallory TN LLC	(Delaware)
3665 Mallory JV LLC	(Delaware)	(90.9%)
REEP-OFC WATER RIDGE NC LLC	(Delaware)
REEP-OFC 2300 Empire LLC	(Delaware)
REEP-MF Wynnewood PA LLC	(Delaware)
Wynnewood JV LLC	(Delaware)	(100%)
REEP-MU Fayetteville NC LLC	(Delaware)	(100%)
501 Fayetteville JV LLC	(Delaware)	(85%)
501 Fayetteville Owner LLC	(Delaware)	(100%)
REEP-MU SOUTH GRAHAM NC LLC	(Delaware)
401 SOUTH GRAHAM JV LLC	(Delaware)	(90%)
401 SOUTH GRAHAM OWNER LLC	(Delaware)
REEP-IND COMMERCE CITY CO LLC	(Delaware)
REEP-BRENNAN COMMERCE CITY JV LLC	(Delaware)
REEP-OFC Mass Ave MA LLC	(Delaware)
REEP-MF FARMINGTON IL LLC	(Delaware)
REEP-MARQUETTE FARMINGTON JV LLC	(Delaware)	(90%)
REEP-MARQUETTE FARMINGTON OWNER LLC	(Delaware)
REEP-MF BELLVUE STATION WA LLC	(Delaware)
REEP-LP BELLVUE STATION JV LLC	(Delaware)	(86.15%)
REEP-HINES ENCLAVE POINT AZ LLC	(Delaware)
REEP-HINES ENCLAVE POINT JV LLC	(Delaware)	(50%)
REEP-MF WILDHORSE RANCH TX LLC	(Delaware)
REEP-WP-WILDHORSE RANCH JV LLC	(Delaware)
REEP-IND ROMULUS MI LLC	(Delaware)
REEP-NPD ROMULUS JV LLC	(Delaware)	(87.14%)
REEP-IND ROMULUS MI II LLC	(Delaware)
REEP-NPD ROMULUS II AND III JV LLC		(75.22%)
REEP-NPD Romulus II AND III JV B4 OWNER LLC	(Delaware)
REEP-NPD Romulus II AND III JV B5 OWNER LLC	(Delaware)
REEP-MF SOUTH MAIN TX LLC	(Delaware)	(100%)
REEP-AO SOUTH MAIN JV LLC	(Delaware)	(99.99%)
REEP-AO SOUTH MAIN OWNER LLC	(Delaware)	(100%)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
REEP-IND Cubes Roosevelt LLC	(Delaware)
REEP-IND Cubes Roosevelt JV, LLC	(Delaware)	(90%)
4300 Roosevelt LLC	(Illinois)
2015 DIL PORTFOLIO HOLDINGS LLC	(Delaware)	(NYLIC: 100%)
PA 180 KOST RD LLC	(Delaware)
Cortlandt Town Center LLC	(Delaware)
REEP-ADC GA LLC	(Delaware)
REEP-WP ART TOWER JV LLC	(Delaware)
REEP-1250 Forest LLC	(Delaware)
REEP-HZ SPENCER LLC	(Delaware)
REEP-IND 10 WEST AZ LLC	(Delaware)
REEP-IND 4700 Nall TX LLC	(Delaware)
REEP-IND Alpha TX LLC	(Delaware)
REEP-IND MCP VIII NC LLC	(Delaware)
REEP-IND CHINO CA LLC	(Delaware)
REEP-IND FRANKLIN MA HOLDER LLC	(Delaware)
REEP-IND FREEDOM MA LLC	(Delaware)
REEP-IND Fridley MN LLC	(Minnesota)
REEP-IND Kent LLC	(Delaware)
REEP-IND LYMAN MA LLC	(Delaware)
REEP-IND MCP II NC LLC	(Delaware)
REEP-IND MCP IV NC LLC	(Delaware)
REEP-IND MCP V NC LLC	(Delaware)
REEP-IND MCP VII NC LLC	(Delaware)
REEP-INC MCP III OWNER NC LLC	(Delaware)
REEP-IND MCP West NC LLC	(Delaware)
REEP-IND STANFORD COURT LLC	(Delaware)
REEP-IND STANFORD COURT CA LLC	(Delaware)
REEP-IND Valley View TX LLC	(Delaware)
REEP-IND Valwood TX LLC	(Delaware)
REEP-MF 960 East Paces Ferry GA LLC	(Delaware)
REEP-MF 960 EPF Opco GA LLC	(Delaware)
REEP-MF Emblem DE LLC	(Delaware)
REEP-MF Gateway TAF UT LLC	(Delaware)	(NYLIC: 99%, NYLIAC: 1%)
REEP-WP Gateway TAB JV LLC	(Delaware)	(LLC: 99%, NYLIAC: 1%)
REEP-MF Mount Laurel NJ LLC	(Delaware)
REEP-MF NORTH PARK CA LLC	(Delaware)
REEP-AVERY OWNER LLC	(Delaware)
REEP-MF One City Center NC LLC	(Delaware)
REEP-MF Wallingford WA LLC	(Delaware)
REEP-MF STEWART AZ OLDER LLC	(Delaware)
REEP-MF STEWART AZ	(Delaware)
REEP-OFC Aspect OR LLC	(Delaware)	(NYLIC: 37%, NYLIAC: 63%)
REEP-OFC Bellevue WA LLC	(Delaware)
REEP-OFC Financial Center FL LLC	(Delaware)
REEP-OFC WATER RIDGE NC HOLDCO LLC	(Delaware)
REEP-OFC ONE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TWO WATER RIDGE NC LLC	(Delaware)
REEP-OFC FOUR WATER RIDGE NC LLC	(Delaware)
REEP-OFC FIVE WATER RIDGE NC LLC	(Delaware)
REEP-OFC SIX WATER RIDGE NC LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
REEP-OFC SEVEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC EIGHT WATER RIDGE NC LLC	(Delaware)
REEP-OFC NINE WATER RIDGE NC LLC	(Delaware)
REEP-OFC TEN WATER RIDGE NC LLC	(Delaware)
REEP-OFC ELEVEN WATER RIDGE NC LLC	(Delaware)
REEP-MF FOUNTAIN PLACE MN LLC	(Delaware)
REEP-MF FOUNTAIN PLACE LLC	(Delaware)
REEP-MF Park-Line FL LLC	(Delaware)
REEP-OFC 2300 Empire CA LLC	(Delaware)
REEP-IND 10 WEST II AZ LLC	(Delaware)
REEP-RTL Flemington NJ LLC	(Delaware)
REEP-RTL Mill Creek NJ LLC	(Delaware)
REEP-RTL NPM GA LLC	(Delaware)
REEP-OFC 515 Post Oak TX LLC	(Delaware)	(NYLIC: 65%, NYLIAC: 35%)
REEP-RTL DTC VA LLC	(Delaware)	(NYLIC: 39%, NYLIAC: 61%)
REEP-RTL DTC-S VA LLC	(Delaware)	(NYLIC: 37%, NYLIAC: 63%)
REEP-OFC 410 TOWNSEND CA LLC	(Delaware)
REEP-OFC 410 TOWNSEND LLC	(Delaware)
REEP-2023 PH 5 LLC	(Delaware)	(Name change to Madison-LPP Kernersville GP LLC)
REEP-2023 PH 6 LLC	(Delaware)	(Name change to Madison-LPP Kernersville LP)
REEP-2023 PH 7 LLC	(Delaware)
REEP-2023 PH 8 LLC	(Delaware)	(Name change to Madison-LPP Kernersville QRS, Inc.)
REEP-OFC 600 TOWNSEND LLC	(Delaware)
REEP-OFC 600 TOWNSEND CA LLC	(Delaware)
REEP-OFC 1341 G DC LLC	(Delaware)	(NYLIC: 65%, NYLIAC: 35%)
REEP-OFC 1030 15NM DC LLC	(Delaware)	(NYLIC: 65%, NYLIAC: 35%)
REEP-OFC 1111 19NW DC LLC	(Delaware)	(NYLIC: 63.83%, NYLIAC: 36.17%)
REEP 220 NW Owner LLC	(Delaware)
REEP-OFC 30 WM IL LLC	(Delaware)
REEP-SS Marshfield LLC	(Delaware)
REEP-LLP Marshfield JV LLC	(Delaware)
REEP-SS Vallejo LLC	(Delaware)
REEP-OFC 353 Sacramento LLC	(Delaware)
REEP-Royal 353 Sacramento JV LLC	(Delaware)
REEP-MF Reno LLC	(Delaware)
REEP-NPD Romulus II and III JV LLC	(Delaware)
REEP-NPD Romulus II and III JV B4 OWNER LLC	(Delaware)
REEP-NPD Romulus II and III JV B5 OWNER LLC	(Delaware)
REEP-OFC 757 Third Avenue NY LLC	(Delaware)
REEP-OFC 260 Sheridan JV CA LLC	(Delaware)
REEP-OFC 260 Sheridan JV Owner CA LLC	(Delaware)
REKA 51M HOLDINGS, LLC	(Delaware)
NJIND Raritan Center LLC	(Delaware)
NJIND Talmadge Road LLC	(Delaware)
NJIND Melrich Road LLC	(Delaware)
FP Building 18, LLC	(Delaware)
FP Building 19, LLC	(Delaware)
Summit Ridge Apartments, LLC	(Delaware)

Name	Jurisdiction of Organization	Percent of Voting Securities Owned
PTC Acquisitions, LLC	(Delaware)
Martingale Road LLC	(Delaware)
NYLIC HKP MEMBER LLC	(Delaware)	(NYLIC-MM: 67.974%, NYLIAC-IM: 32.026%)
NYLIC HKP VENTURE LLC	(Delaware)	(51%)
NYLIC HKP REIT LLC	(Delaware)	(51%)
New York Life Funding	(Cayman Islands)[6]
New York Life Global Funding	(Delaware)[6]
Government Energy Savings Trust 2003-A (GEST)	(New York)[7]
UFI-NOR Federal Receivables Trust, Series 2009B	(New York)[7]
NYLARC Holding Company Inc.	(Arizona)[6]
New York Life Agents Reinsurance Company	(Arizona)[6]
JREP Fund Holdings I, L.P.	(Cayman Islands)	(12.5%)
Jaguar Real Estate Partners L.P.	(Cayman Islands)	(30.3%)
REEP-NYL JAG ACQUISITION CO MEMBER LLC	(Delaware)
NYLIFE Office Holdings Member LLC	(Delaware)	(51%)
NYLIFE Office Holdings LLC	(Delaware)	(51%)
NYLIFE Office Holdings REIT LLC	(Delaware)
REEP-OFC DRAKES LANDING CA LLC	(Delaware)
REEP-OFC CORPORATE POINTE CA LLC	(Delaware)
REEP-OFC VON KARMAN CA LLC	(Delaware)
REEP-OFC ONE BOWDOIN SQUARE MA LLC	(Delaware)
REEP-OFC 525 N Tryon NC LLC	(Delaware)
525 Charlotte Office LLC	(Delaware)	(100%)
REEP-IMPIC OFC PROMINENCE ATLANTA LLC	Delaware
Sol Invictus Note Issuer SPV 2021-1 LLC	(Delaware)
Veritas Doctrina Note Issuer SPV LLC	(Delaware)
Fairview Capital Partners, LLC	(Delaware)	(49%)
AC 2023 NMTC Investor, LLC	(Louisiana)	(NYLIC: 79.20%, NYLIAC: 19.80%)
USB NMTC FUND 20223-6, LLC	(Delaware)
NYLIC RLP II, LLC	(Delaware)
Phalanx Mortgage Opportunities Trust	(Delaware)	(NYL:0%) (Delaware Statutory Trust BNY Trustee)
Phalanx Mortgage Opportunities Trust Manager LLC	(Delaware)	(NYL:0%)

(+)
By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-6.
(*)
Registered investment company as to which New York Life and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of New York Life and is included for informational purposes only.
(†)
New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.
1
NYL Cayman Holdings Ltd. owns 15.62%.
2
NYL Worldwide Capital Investment LLC owns 0.002%.
3
NYLIC owns 0.00%, NYLIAC owns 0.00%, and MacKay owns .07% for a total ownership of .07%.

4
NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding LLC owns 36% of non-voting carry shares.
5
NYLCAP Manager LLC owns 24.66% of the voting management shares. NYLCAP India Funding III LLC owns 31.36% of non-voting carry shares.
6
Control is through a reliance relationship between NYLIC and this entity, not ownership of voting interests.
7
Control is through financial interest or investment management contract, not ownership of voting interests.

ITEM 33. INDEMNIFICATION
Article IX of the Amended and Restated By-Laws of New York Life Insurance and Annuity Corporation (“NYLIAC”) provides that NYLIAC shall indemnify and hold harmless (including the provision of a defense) certain persons to the fullest extent permitted by the Delaware General Corporation Law against all expenses, costs, judgments, penalties, fines, liability and loss (including attorneys’ fees, judgments, fines, ERISA excise taxes or penalties and amount paid in settlement) that any such person reasonably incurs or suffers if he/she is made party (or threatened to be made party) or is otherwise involved in a claim, action, suit, or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he/she is (or was) a Director or officer of NYLIAC or was serving at NYLIAC’s request as a Director, officer, or trustee of another corporation or of a partnership, joint venture, trust or other enterprise, including service with respect to an employee benefit plan. Such persons also have the right to have NYLIAC pay the reasonable expenses (including reasonable attorneys’ fees) incurred in the defense of any proceedings in advance of their final disposition, subject to certain conditions. NYLIAC may also, to the extent authorized by its Board of Directors, grant rights to indemnification and to the advancement of expenses to any employee or agent of NYLIAC.
Please refer to Article IX of the Amended and Restated By-Laws of NYLIAC for the full text of the indemnification provisions.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the provisions described above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 34. PRINCIPAL UNDERWRITERS
(a) Other Activity. Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:
NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I
NYLIAC MFA Separate Account-I
NYLIAC MFA Separate Account-II
NYLIAC Variable Annuity Separate Account-I
NYLIAC Variable Annuity Separate Account-II
NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-IV
NYLIAC VLI Separate Account
New York Life Investments Funds
New York Life Investments Funds Trust
NYLIM VP Funds Trust
(b) Management. The principal business address of each director and officer of NYLIFE Distributors LLC is 30 Hudson Street, Jersey City, NJ 07302.
Names of Directors & Officers:	Positions & Offices with Underwriter:
Lehneis, Kirk C.	Chairman & Senior Managing Director
Barros, Jose N.	Chief Executive Officer & Manager
Harte, Francis Michael	Senior Managing Director, Manager & Audit Committee Member
Akkerman, John W.	Senior Managing Director, New York Life Investments Institutional Sales
Wion, Matthew D.	Senior Managing Director, Retail Annuities
Chen, Angela	Audit Committee Member (Chairman) & Manager
Gamble, Michael	Managing Director, Institutional Life
Wickwire, Brian D.	Managing Director, Controller and Chief Operating Officer
Goldstein, Andrew	Managing Director
Bain, Karen A.	Vice President, Tax
Sharrier, Elizabeth A.	Corporate Vice President & Assistant Secretary
Meade, Colleen A.	Associate General Counsel & Secretary
Misra, Manali S.	Assistant General Counsel & Assistant Secretary
Andreola, Michael	Director, Compliance and Sales Material Review
Howard, Linda M.	Director, Chief Compliance Officer, Anti-Money Laundering Officer & Office of Foreign Assets Control Officer
Hansen, Marta	Director, Chief Financial Officer, Principal Operations Officer, & Treasurer
Long, Harry S.	Director, Insurance Solutions - Retail Life
(c) Compensation from the Registrant.
Name of Principal Underwriter	New Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation
NYLIFE Distributors LLC	-0-	-0-	-0-	-0-
ITEM 35. LOCATION OF ACCOUNTS AND RECORDS
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by New York Life Insurance Company at its home office, 51 Madison Avenue, New York, NY 10010; New York Life Investment Management LLC, State Street Bank KC, 2323 Grand Blvd, 5th Floor, Kansas City, MO 64108; and New York Life – Records Division, 110 Cokesbury Road, Lebanon, NJ 08833.
ITEM 36. MANAGEMENT SERVICES.
Not applicable.

ITEM 37. FEE REPRESENTATION.
New York Life Insurance and Annuity Corporation (“NYLIAC”), the sponsoring insurance company of NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the New York Life Survivorship Variable Universal Life Accumulator II Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on August 7, 2026.
NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I (Registrant)
By:	/s/ Francis Citera Name: Francis Citera Title: Vice President
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)
By:	/s/ Francis Citera Name: Francis Citera Title: Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Erik A. Anderson*	Director
Angela Chen*	Officer (Principal Accounting Officer)
Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)
Eric M. Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Michael K. McDonnell*	Director
Amy Miller*	Director
Craig A. Sabal*	Director

By:	/s/ Francis Citera Francis Citera Attorney-in-Fact
August 7, 2026

*
Pursuant to Powers of Attorney – Previously filed on 4/9/2026.

EXHIBIT INDEX
EXHIBIT NUMBER	DESCRIPTION
(k)(1)	Opinion and Consent of Charles A. Whites, Jr., Esq.
(n)(1)	Consent of PricewaterhouseCoopers LLP